Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	AngloGold Ashanti LTD
Entity Central Index Key	0001067428
DocumentType	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

Statement of Earnings (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Sales and other income	$ 3,361	$ 3,020
Product sales	3,325	2,998
Interest, dividends and other	36	22
Cost and expenses	2,227	2,041
Production costs	1,543	1,410
Exploration costs	163	120
Related party transactions	(9)	(5)
General and administrative	140	136
Royalties	93	87
Market development costs	4	4
Depreciation, depletion and amortization	385	387
Impairment of assets	1	11
Interest expense	90	91
Accretion expense	16	14
Employment severance costs	6	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(25)	(41)
Non-hedge derivative (gain)/loss and movement on bonds	(180)	(180)
Income from continuing operations before income tax and equity income in associates	1,134	979
Taxation expense	(439)	(284)
Equity income in associates	19	28
Equity income in subsidiaries	0	0
Preferred Stock Dividends	0	0
Net income	714	723
Less: Net income attributable to noncontrolling interests	(13)	(20)
Net income - attributable to AngloGold Ashanti	701	703
Common stock [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	699	701
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 1.82	$ 1.83
Ordinary shares - diluted (USD per share)	$ 1.36	$ 1.37
Ordinary shares - weighted (Shares)	384,238,379	382,894,949
Ordinary shares - diluted weighted (Shares)	419,116,755	417,544,711
Dividend declared per ordinary share (cents)	$ 0.38	$ 0.11
E Ordinary Shares [Member]
Income Statement [Abstract]
Net income - attributable to AngloGold Ashanti	$ 2	$ 2
Income per share attributable to AngloGold Ashanti common stockholders: (cents)
Ordinary shares (USD per share)	$ 0.91	$ 0.92
Ordinary shares - diluted (USD per share)	$ 0.85	$ 0.84
Ordinary shares - weighted (Shares)	2,560,095	2,723,866
Ordinary shares - diluted weighted (Shares)	2,560,095	2,723,866
Dividend declared per ordinary share (cents)	$ 0.19	$ 0.06

Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest [Abstract]
Net income		$ 714	$ 723
Other comprehensive income consists of the following:
Translation gain/(loss)		(35)	(27)
Net gain/(loss) on available-for-sale financial assets arising during the period, net of tax		(11)	(29)
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, net of tax		1	2
Other Comprehensive Income		(45)	(54)
Comprehensive Income		669	669
Total comprehensive income attributable to:
AngloGold Ashanti		658	651
Noncontrolling interests		11	18
Net gain/(loss) on available-for-sale financial assets arising during the period, tax effect		0	0
Reclassification of other than temporary impairment on available for sale financial assets to Net Income during the period, tax effect	$ 0	$ 0

Statement of Financial Position (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 2,667	$ 2,631
Cash and cash equivalents	987	1,112
Restricted cash	32	35
Receivables	452	351
Trade	49	46
Recoverable taxes, rebates, levies and duties	202	170
Other	201	135
Inventories	1,035	959
Materials on the leach pad	92	98
Derivatives	0	0
Deferred taxation assets	67	75
Assets held for sale	2	1
Property, plant and equipment, net	6,390	6,123
Acquired properties, net	770	779
Goodwill and other intangibles, net	237	213
Other long-term inventory	31	31
Materials on the leach pad	438	393
Other long-term assets	1,146	1,001
Deferred taxation assets	4	14
Total assets	11,683	11,185
LIABILITIES AND EQUITY
Current liabilities	953	919
Accounts payable and other current liabilities	756	779
Short-term debt	30	30
Short-term debt at fair value	2	2
Tax payable	165	108
Liabilities held for sale	0	0
Other non-current liabilities	65	63
Long-term debt	1,875	1,715
Long-term debt at fair value	645	758
Derivatives	26	93
Deferred taxation liabilities	1,363	1,242
Provision for environmental rehabilitation	671	653
Provision for labor, civil, compensation claims and settlements	33	35
Provision for pension and other post-retirement medical benefits	206	185
Commitments and contingencies	0	0
Equity	5,846	5,522
Share capital - 600,000,000 (2011 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2011 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2012 - 382,502,370 (2011 - 381,915,437). E ordinary shares issued 2012 - 1,050,000 (2011 - 1,050,000)	13	13
Additional paid in capital	8,774	8,740
Accumulated deficit	(2,163)	(2,575)
Accumulated other comprehensive income	(875)	(832)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,785	5,382
Noncontrolling interests	61	140
Total liabilities and equity	$ 11,683	$ 11,185

Statement of Financial Position (Parentheticals) (ZAR)	Jun. 30, 2012	Dec. 31, 2011
Common stock [Member]
Authorised common stock (Number of shares)	600,000,000	600,000,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	382,075,676	381,915,437
E Ordinary Shares [Member]
Authorised common stock (Number of shares)	4,280,000	4,280,000
Par value of common stock (ZAR per share)	0.25	0.25
Issued stock (Number of shares)	1,050,000	1,050,000

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 991	$ 1,091
Net income/(loss)	714	723
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	3	10
Depreciation, depletion and amortization	385	387
Impairment of assets	1	11
Deferred taxation	135	166
Movement in non-hedge derivatives and bonds	(180)	(180)
Equity income in associates	(19)	(28)
Dividends received from associates	41	44
Other non cash items	44	21
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	16	48
Effect of changes in operating working capital items:
Receivables	(94)	(82)
Inventories	(112)	(102)
Accounts payable and other current liabilities	57	73
Net cash (used)/generated in investing activities	(874)	(633)
Available for sale investments acquired	(2)	(10)
Held to maturity investments acquired	(60)	(52)
Contributions to associates and equity accounted joint ventures	(111)	(49)
Additions to property, plant and equipment	(686)	(556)
Interest capitalized and paid	(4)	0
Expenditure on intangible assets	(28)	0
Proceeds on sale of mining assets	2	8
Proceeds on sale of available for sale investments	0	2
Proceeds on redemption of held to maturity investments	55	40
Proceeds on sale of investments	75	42
Proceeds on disposal of equity accounted joint ventures	20	0
Proceeds on disposal of subsidiary	0	9
Loans receivable repaid	0	1
Loans advanced to associates and equity accounted joint ventures	(63)	(2)
Loans repaid by associates and equity accounted joint ventures	1	0
Cash of subsidiary disposed	0	(11)
Change in restricted cash	2	(13)
Net cash generated/(used) by financing activities	(248)	(202)
Repayments of debt	(8)	(155)
Issuance of stock	1	1
Proceeds from debt	150	6
Debt issue costs	(8)	0
Acquisition of noncontrolling interests	(220)	0
Dividends paid to common stockholders	(147)	(43)
Dividends paid to noncontrolling interests	(16)	(11)
Net increase/(decrease) in cash and cash equivalents	(131)	256
Effect of exchange rate changes on cash	6	(3)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - June 30,	$ 987	$ 839

Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2010	$ 4,589	$ 13	$ 8,670	$ (385)	$ (3,869)	$ 37	$ 123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	723				703		20
Other Comprehensive Income	(54)			(52)			(2)
Share of equity accounted joint ventures other comprehensive income	(1)					(1)
Stock Issues As Part Of Share Incentive Scheme (Shares)		319,721
Stock Issues As Part Of Share Incentive Scheme (Value)	13	0	13
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		387
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	7	0	7
E Ordinary shares of common stock issued - Izingwe Holdings (Shares)		280,000
E Ordinary shares of common stock issued - Izingwe Holdings (Value)	0	0	0
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		13,246
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	19		19
Dividends	(48)				(43)		(5)
Closing balance at Jun. 30, 2011	5,249	13	8,710	(437)	(3,209)	36	136
Closing balance (shares) at Jun. 30, 2011		382,502,493
Opening balance at Dec. 31, 2011	5,522	13	8,740	(832)	(2,575)	36	140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	714				701		13
Other Comprehensive Income	(45)			(43)			(2)
Acquisition of noncontrolling interests	(215)				(142)		(73)
Stock Issues As Part Of Share Incentive Scheme (Shares)		561,256
Stock Issues As Part Of Share Incentive Scheme (Value)	20	0	20
Stock Issues In Exchange For E Ordinary Shares Cancelled (Shares)		8,586
Stock Issues In Exchange For E Ordinary Shares Cancelled (Value)	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		17,091
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	12		12
Dividends	(164)				(147)		(17)
Closing balance at Jun. 30, 2012	$ 5,846	$ 13	$ 8,774	$ (875)	$ (2,163)	$ 36	$ 61
Closing balance (shares) at Jun. 30, 2012		383,552,370

Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Statement Of Shareholders Equity [Abstract]
Deferred taxation on cumulative charge	$ 1	$ 1	$ 1	$ 1
The cumulative charge, net of deferred taxation, included in accumulated other comprehensive income in respect of cash flow hedges	$ 2	$ 2	$ 2	$ 2

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]

Note A. Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by US GAAP for annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The balance sheet as at December 31, 2011 has been derived from the audited financial statements at that date but does not include all of the information and footnotes required by US GAAP for complete financial statements.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's annual report on Form 20-F for the year ended December 31, 2011.

Accounting Developments	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Recently adopted pronouncements

Goodwill impairment testing

In September 2011, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The adoption of the updated guidance on January 1, 2012 had no impact on the Company's financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The Company adopted the two consecutive statement approach on January 1, 2012. Except for presentation changes, the adoption had no impact on the Company's financial statements.

Fair value measurements

In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company's financial statements.

Inventories	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	195	189
Gold on hand (doré/bullion)	95	94
Ore stockpiles	498	454
Uranium oxide and sulfuric acid	22	24
Supplies	317	296
	1,127	1,057
Less: Materials on the leach pad(1)	(92)	(98)
	1,035	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	438	393
Ore stockpiles	31	31
	469	424
Less: Materials on the leach pad(1)	(438)	(393)
	31	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairment of Assets	6 Months Ended
Jun. 30, 2012
Asset Impairment Charges [Abstract]
Asset Impairment Charges [Text Block]

Impairments are made up as follows:

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	1	1

South Africa

Impairment of abandoned shaft pillar development at TauTona	-	9
Write-off of mining assets at Savuka	-	1

	1	11

Debt	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At June 30, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

	At December 31, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Loan facilities
On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. During the first half of 2012, the Company drew down $100 million under the facility and drew down a further $100 million in mid-July 2012. On July 20, 2012, the Company entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which will replace its existing $1.0 billion syndicated revolving credit facility maturing in April 2014. See note O.

Details of the syndicated revolving credit facility are summarized as follows:

At June 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.75	0.7	1,000	900	100

At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Debt carried at amortized cost (continued)

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $51 million was drawn down during the six months ended June 30, 2012 under the facility and a further $88 million was drawn down in mid-July 2012.

At June 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	613	562	51

At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	617	617	-

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Convertible bonds
The issue of convertible bonds in the aggregate principal amount of $732.5 million at an interest rate of 3.5 percent was concluded on May 22, 2009. These bonds are convertible into ADSs at an initial conversion price of $47.6126. The conversion price is subject to standard weighted average anti-dilution protection. The convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The convertible bonds mature on May 22, 2014. However, at any time on or after June 12, 2012 the Company has the right, but not the obligation, to redeem all (but not part) of the convertible bonds at their principal amount together with accrued interest if the volume weighted average price of the ADSs that would be delivered by the Company on the conversion of a convertible bond of a principal amount of $100,000 exceeds $130,000 on each of at least 20 consecutive dealing days ending not earlier than five days prior to the date that the Company gives notice of the redemption.

Upon the occurrence of a change of control of the Company, each convertible bond holder will have the right to require the Company to redeem its convertible bonds at their principal amount plus accrued interest thereon. If the convertible bond holder elects to convert its convertible bonds in connection with such change of control, the Company will pay a “make whole” premium to such convertible bond holder in connection with such conversion. The conversion price is subject to adjustment on occurrence of certain events, as described in the terms and conditions of the bonds.

The Company is separately accounting for the conversion features of the convertible bonds at fair value as a derivative liability with subsequent changes in fair value recorded in earnings each period. The total fair value of the derivative liability on May 22, 2009 (date of issue) amounted to $142.2 million. The difference between the initial carrying value and the stated value of the convertible bonds is being accreted to interest expense using the effective interest method over the 5 year term of the bonds.

The convertible bonds and associated derivative liability (which has been accounted for separately) are summarized as follows:

	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	671	656
Accrued interest	3	3
	674	659

Convertible bond derivative liability
Balance at beginning of period	92	176
Fair value movements on conversion features of convertible bonds	(67)	(84)
Balance at end of period	25	92

Debt carried at fair value

Mandatory convertible bonds

In September 2010, the Company issued mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. The conversion of the mandatory convertible bonds into ADSs was subject to shareholder approval, which was granted in October 2010. These bonds are convertible into a variable number of ADSs, ranging from 18,140,000 at a share price equal to or lesser than $43.50, to 14,511,937 at a share price equal to or greater than $54.375, each as calculated in accordance with the formula set forth in the indenture and subject to adjustment.

The mandatory convertible bonds contain certain embedded derivatives relating to change in control and anti-dilution protection provisions. The FASB ASC guidance contains an election for the Company to record the entire instrument at fair value as opposed to separating the embedded derivatives from the instrument. The shareholders have authorized that the convertible bonds will be settled in equity and not have any cash settlement potential except if a fundamental change or conversion rate adjustment causes the number of ADSs deliverable upon conversion to exceed the number of shares reserved for such purpose, among other circumstances provided in the indenture, and therefore the Company has chosen to recognize the instrument, in its entirety, at fair value. Depending on the final calculated share price on the date of conversion, the liability recognized may differ from the principal amount.

Other convertible bonds that have been issued by the Company will only be settled in equity if future events, outside of the control of the Company, result in equity settlement and thus have a potential cash settlement at maturity that will not exceed the principal amount, in those circumstances the liabilities are recognized at amortized cost.

In determining the fair value liability of the mandatory convertible bonds, the Company has measured the effect based on the ex interest NYSE closing price on the reporting date. The ticker code used by the NYSE for the mandatory convertible bonds is AUPRA. The accounting policy of the Company is to recognize interest expense separately from the fair value adjustments in the income statement. Interest is recognized at a quarterly coupon rate of 6 percent per annum. Fair value adjustments are included in Non-hedge derivative gain and movement on bonds in the income statement. See note G.

The contractual principal amount of the mandatory convertible bonds is $789 million, provided the calculated share price of the Company is within the range of $43.50 to $54.375. If the calculated share price is below $43.50, the Company will recognize a gain on the principal amount and above $54.375 a loss. As at June 30, 2012, the actual share price was $34.34.

The mandatory convertible bonds were issued by AngloGold Ashanti Holdings Finance plc, a finance company wholly-owned by AngloGold Ashanti Limited. AngloGold Ashanti Limited has fully and unconditionally guaranteed the mandatory subordinated convertible bonds issued by AngloGold Ashanti Holdings Finance plc. There are no significant restrictions on the ability of AngloGold Ashanti Limited to obtain funds from its subsidiaries by dividend or loan.

The mandatory convertible bonds are summarized as follows:

	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	645	758
Accrued interest included in short-term debt at fair value	2	2
	647	760

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	6 Months Ended
Jun. 30, 2012
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	6	10
Loss/(profit) on disposal of land, equipment and assets, mineral rights and exploration properties	5	(1)
Impairment of investments	1	2
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7
Impairment of other receivables	-	1
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	(20)	-
Royalties received (3)	(17)	(58)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	-	(2)

	(25)	(41)

Taxation expense on above items	4	11

(1) Indirect taxes and legal claims are in respect of:
Ghana		5
Guinea	6	4
United States of America	2
Brazil	1
Argentina	(2)
Namibia	(1)	1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 Boddington Gold mine sale)	(14)	(20)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(3)	(2)
Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
Other royalties		(1)

(4) ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

Non-Hedge Derivative Gain	6 Months Ended
Jun. 30, 2012
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Derivative Instruments Not Designated As Hedging Instruments And Movement On Bonds [Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	67	88

The net gain recorded in the six months ended June 30, 2012 relates to the fair value movements of the conversion features of convertible bonds.

Movement on bonds

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note E)	113	92

Income Tax	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The net taxation expense in the six months ended June 30, 2012 compared to a net expense for the same period in 2011, constitutes the following:

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	304	118
Charge for deferred taxation (2)	135	166
	439	284

Income from continuing operations before income tax and equity income in associates	1,134	979

(1) The higher current taxation in 2012 is mainly due to higher taxable income in Tanzania and South Africa, while 2011 was lower due to the utilization of tax losses.

(2) The lower deferred taxation in 2012 mainly relates to the reversal of timing differences from the utilization of tax losses in South Africa partly offset by the taxation rate change in Ghana.

Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	78	52
Additions for tax positions identified in prior years	18	38
Reductions for tax positions identified in prior years	(9)	(3)
Translation	(1)	(9)
Balance at end of period	86	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	35	29
Recognized in other non-current liabilities	51	49
Balance at end of period (1)	86	78

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the six months ended and as at June 30, 2012, interest recognized and interest accrued amounted to:

Interest recognized during the six months ended June 30, 2012		1
Interest accrued as at June 30, 2012		13

Segment Information	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among operations.

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,079	1,226
Continental Africa	1,383	1,119
Australasia	234	192
Americas	822	649
Other, including Corporate and Non-gold producing subsidiaries	11	7
	3,529	3,193
Less: Equity method investments included above	(168)	(173)
Total revenues	3,361	3,020

Segment income/(loss)
South Africa	372	458
Continental Africa	545	395
Australasia	58	22
Americas	388	290
Other, including Corporate and Non-gold producing subsidiaries	(83)	(78)
Total segment income	1,280	1,087

The following are included in segment income/(loss):

Interest revenue
South Africa	13	13
Continental Africa	3	1
Australasia	1	2
Americas	3	3
Other, including Corporate and Non-gold producing subsidiaries	1	-
Total interest revenue	21	19

Interest expense
South Africa	2	3
Continental Africa	1	-
Australasia	-	1
Americas	1	2
Other, including Corporate and Non-gold producing subsidiaries	86	85
Total interest expense	90	91

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(2)
Continental Africa	29	40
Other, including Corporate and Non-gold producing subsidiaries	(10)	(10)
Total equity income in associates	19	28

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,280	1,087
Exploration costs	(163)	(120)
General and administrative expenses	(140)	(136)
Market development costs	(4)	(4)
Non-hedge derivative gain and movement on bonds	180	180
Taxation expense	(439)	(284)
Noncontrolling interests	(13)	(20)
Net income - attributable to AngloGold Ashanti	701	703

	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,229	2,974
Continental Africa	4,665	4,365
Australasia	780	714
Americas	2,671	2,527
Other, including Corporate and Non-gold producing subsidiaries	338	605
Total segment assets	11,683	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1

Income(Loss) Per Share Data	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	553	658
E Ordinary shares undistributed income	2	2
Total undistributed income	555	660

Ordinary shares distributed income	146	43
E Ordinary shares distributed income	-	-
Total distributed income	146	43

Numerator - Net income

Attributable to Ordinary shares (1)	699	701
Attributable to E Ordinary shares	2	2
Total attributable to AngloGold Ashanti	701	703

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	699	701
Interest expense on convertible bonds	37	37
Amortization of issue cost and discount on convertible bonds	16	15
Fair value adjustment on convertible bonds included in income	(180)	(180)
Income used in calculation of diluted earnings per ordinary share	572	573

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,439,161	381,377,232
Fully vested options (2)	1,799,218	1,517,717
Weighted average number of ordinary shares (1)	384,238,379	382,894,949

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,353,761	1,125,147
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,116,755	417,544,711

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,560,095	2,723,866

(1)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(2)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

Rounding may result in computational differences.

Employee Benefit Plans	6 Months Ended
Jun. 30, 2012
Pension and Other Postretirement Benefit Contributions [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

The Company has made provision for pension and provident schemes covering substantially all employees.

	Six months ended June 30,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	4	22	3	1
Interest cost	10	7	11	7
Expected return on plan assets	(14)	-	(14)	-
Net periodic benefit cost	-	29	-	8

	Employer contributions
		(in US Dollars, millions)

	Expected contribution for 2012 (1)	5
	Actual contribution for the six months ended June 30, 2012	4

(1)	The Company's expected contribution to its pension plan in 2012 as disclosed in the Company's Form 20-F for the year ended December 31, 2011.

Other Long-Term Assets	6 Months Ended
Jun. 30, 2012
Other Assets Noncurrent [Abstract]
Other Long-Term Assets
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	5
Investments in associates - listed	19	15
Investments in equity accounted joint ventures	803	671
Carrying value of equity method investments	827	691

Investment in marketable equity securities - available for sale	72	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	87	85
Restricted cash	24	23
Other non-current assets	117	101
	1,146	1,001

Investments in associates

During the six months ended June 30, 2011, the Company fully impaired its investment in Orpheo (Proprietary) Limited. An impairment loss of $2 million (net of tax of $nil million) was recognized and the impairment loss is reflected in equity income in associates for the first half of 2011.

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	52	51
Gross unrealized gains	24	34
Gross unrealized losses	(4)	(3)
Fair value (net carrying value)	72	82

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments of marketable equity securities – available for sale

First Uranium Corporation (South Africa)	1	-
Village Main Reef Limited (South Africa)	-	2
	1	2

The impairment recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

In addition, the Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At June 30, 2012

Aggregate fair value of investments with unrealized losses	5	-	5
Aggregate unrealized losses	(2)	(2)	(4)

At December 31, 2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

		At June 30,	At December 31,
		2012	2011
		(unaudited)
		(in US Dollars, millions)

	Investment in marketable debt securities - held to maturity	8	8
	Investments in marketable debt securities represent held to maturity government bonds held by the Environmental Rehabilitation Trust Fund with a total fair value of $11 million (2011: $11 million) and gross unrealized gains of $3 million (2011: $3 million).

	Investment in non-marketable assets - held to maturity	2	2
	Investments in non-marketable assets represent secured loans and receivables secured by pledge of assets.

	Cost method investment	9	9
	The cost method investments mainly represent shares held in XDM Resources Limited. (1)

	Investment in non-marketable debt securities - held to maturity	87	85
	Investments in non-marketable debt securities represent the held to maturity fixed-term deposits required by legislation for the Environmental Rehabilitation Trust Fund and Nufcor Uranium Trust Fund.

	As at June 30, 2012 the contractual maturities of debt securities were as follows:

	Marketable debt securities

	Three to seven years	8

	Non-marketable debt securities

	Less than one year	87

	Restricted cash	24	23
	Restricted cash mainly represents cash balances held by Environmental Rehabilitation Trust Fund and Environmental Protection Bond.

	Financing receivables
	Loans of $89 million (2011: $29 million) to equity accounted joint ventures and associates are included in Other long-term assets. There are no allowances for credit losses relating to these loans. Credit quality of loans is monitored on an ongoing basis.

(1)	The fair value is not estimated as there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment and it is not practicable to estimate the fair value of the investment.

Derivative Instruments	6 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities Disclosure [Text Block]

In the normal course of its operations, the Company is exposed to gold and other commodity price, currency, interest rate, equity price, liquidity and non-performance risk, which includes credit risk. The Company is also exposed to certain by-product commodity price risk. In order to manage these risks, the Company may enter into transactions which make use of derivatives. The Company has developed a risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterpart limits, controlling and reporting structures. The Company does not acquire, hold or issue derivatives for speculative purposes.

Contracts that meet the criteria for hedge accounting are designated as the hedging instruments hedging the variability of forecasted cash flows from the sale of production into the spot market and from capital expenditure denominated in a foreign currency and are classified as cash flow hedges under the FASB ASC guidance on derivatives and hedging. Cash flows related to these instruments designated as qualifying hedges are reflected in the consolidated statement of cash flows in the same category as the cash flow from the items being hedged. Accordingly, cash flows relating to the settlement of forward sale commodity derivatives contracts hedging the forecasted sale of production into the spot market as well as the forward sale currency derivative contracts hedging the forecasted capital expenditure, have been reflected upon settlement as a component of operating cash flows. As at June 30, 2012, the Company does not have any open cash flow hedge contracts relating to product sales or forecasted capital expenditure. Cash flow hedge losses pertaining to capital expenditure of $3 million as at June 30, 2012 are expected to be reclassified from accumulated other comprehensive income and recognized as an adjustment to depreciation expense equally until 2019.

A gain on non-hedge derivatives of $67 million was recorded in the six months ended June 30, 2012 (2011:$88 million). See note G “Non-hedge derivative gain and movement on bonds” for additional information.

Gold price management activities

Gold price risk arises from the risk of an adverse effect of current or future earnings resulting from fluctuations in the price of gold. The Company

Foreign exchange price risk protection agreements

The Company, from time to time, may enter into currency forward exchange and currency option contracts to hedge certain anticipated transactions denominated in foreign currencies. The objective of the Company’s foreign currency hedging activities is to protect the Company from the risk that the eventual cash flows resulting from transactions denominated in US dollars will be adversely affected by changes in exchange rates.

As at June 30, 2012, the Company had no open forward exchange or currency option contracts in its currency hedge position.

Interest and liquidity risk

Fluctuations in interest rates impacts interest paid and received on the short-term cash investments and financing activities, giving rise to interest rate risk.

In the ordinary course of business, the Company receives cash from the proceeds of its gold sales and is required to fund working capital requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market related returns while minimizing risks.

The Company is able to actively source financing at competitive rates. The counterparts are financial and banking institutions and their credit ratings are regularly monitored by the Company.

Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at June 30, 2012 amounts to $296 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at June 30, 2012. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information. The estimated fair values of the Company's financial instruments, as measured at June 30, 2012 and December 31, 2011, are as follows (assets (liabilities)):

	June 30, 2012		December 31, 2011

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	987	987	1,112	1,112
Restricted cash	56	56	58	58
Short-term debt	(30)	(30)	(30)	(30)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,875)	(1,993)	(1,715)	(1,857)
Long-term debt at fair value	(645)	(645)	(758)	(758)
Derivatives	(26)	(26)	(93)	(93)
Marketable equity securities - available for sale	72	72	82	82
Marketable debt securities - held to maturity	8	11	8	11
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	87	87	85	85

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents and short-term debt

The carrying amounts approximate fair value because of the short-term duration of these instruments.

Long-term debt

The mandatory convertible bonds are carried at fair value. The fair value of the convertible and rated bonds are shown at their quoted market value. Other long-term debt re-prices on a short-term floating rate basis, and accordingly the carrying amount approximates fair value.

Derivatives

The fair value of volatility-based instruments (i.e. options) is estimated based on market prices, volatilities, credit risk and interest rates for the periods under review.

Investments

Marketable equity securities classified as available-for-sale are carried at fair value. Marketable debt securities classified as held to maturity are measured at amortized cost. Non-marketable assets classified as held to maturity are measured at amortized cost. The fair value of marketable debt securities and non-marketable assets has been calculated using market interest rates. Investments in non-marketable debt securities classified as held to maturity are measured at amortized cost. The cost method investment is carried at cost. There is no active market for the investment and the fair value cannot be reliably measured.

Fair value of the derivative liabilities split by accounting designation

		At June 30, 2012
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(25)	(25)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(26)	(26)

		At December 31, 2011
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

	Non-hedge derivative gain and movement on bonds recognized
		Six months ended June 30,
		2012	2011
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	67	88
	Fair value movement on mandatory convertible bonds	113	92

	Non-hedge derivative gain and movement on bonds	180	180

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2011
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Capital expenditure commitments:

At June 30,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	491
Authorized by the directors but not yet contracted for	3,754
4,245
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At June 30,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	18
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (4)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	32
Sales tax on gold deliveries - Mineração Serra Grande S.A. (6)	170
Other tax disputes - Mineração Serra Grande S.A. (7)	18

Contingent assets

Indemnity - Kinross Gold Corporation (8)	(96)
Royalty - Boddington Gold Mine (9)	-
Royalty - Tau Lekoa Gold Mine (10)	-

Financial guarantees

Oro Group surety (11)	12
AngloGold Ashanti USA reclamation bonds (12)	101
AngloGold Ashanti Australia environmental bonds (13)	50
AngloGold Ashanti environmental guarantees (14)	164
AngloGold Ashanti Iduapriem environmental guarantees (15)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (16)	10
Guarantee provided for syndicated revolving credit facility (17)	100
Guarantee provided for mandatory convertible bonds (18)	791
Guarantee provided for rated bonds (19)	1,012
Guarantee provided for convertible bonds (20)	736
Guarantee provided for A$ syndicated revolving credit facility (21)	51

Hedging guarantees
Gold delivery guarantees (22)	-

3,201

(1)	Ground water pollution

The Company has identified groundwater contamination plumes at certain of its operations, which have occurred primarily as a result of seepage. Numerous scientific, technical and legal studies have been undertaken to assist in determining the magnitude of the contamination and to find sustainable remediation solutions. The Company has instituted processes to reduce future potential seepage and it has been demonstrated that Monitored Natural Attenuation ("MNA") by the existing environment will contribute to improvement in some instances. Furthermore, literature reviews, field trials and base line modeling techniques suggest, but are not yet proven, that the use of phyto-technologies can address the soil and groundwater contamination. Subject to the completion of trials and the technology being a proven remediation technique, no reasonable estimate can be made for the obligation.

(2)	Deep ground water pollution

The Company has identified a flooding and future pollution risk posed by deep groundwater. Various studies have been undertaken by AngloGold Ashanti since 1999. Due to the interconnected nature of mining operations, any proposed solution needs to be a combined one supported by all the mines located in these gold fields. As a result, in South Africa, the Department of Mineral Resources and affected mining companies are involved in the development of a “Regional Mine Closure Strategy”. In view of the limitation of current information for the estimation of a liability, no reasonable estimate can be made for the obligation.

		At June 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(3)	Indirect taxes - Ghana

	AngloGold Ashanti (Ghana) Limited received a tax assessment during September 2009 in respect of the 2006, 2007 and 2008 tax years following an audit by the tax authorities related to indirect taxes on various items. Management is of the opinion that the indirect taxes are not payable and the Company has lodged an objection.

	The assessment is approximately:	18

(4)	ODMWA litigation

The case of Mr Thembekile Mankayi was heard in the High Court of South Africa in June 2008, and an appeal heard in the Supreme Court of Appeal in 2010. In both instances judgment was awarded in favor of AngloGold Ashanti Limited on the basis that an employer is indemnified against such a claim for damages by virtue of the provisions of section 35 of the Compensation for Occupational Injuries and Diseases Act, 1993 ("COIDA"). A further appeal that was lodged by Mr Mankayi was heard in the Constitutional Court in 2010. Judgment in the Constitutional Court was handed down on March 3, 2011. The Constitutional Court held that section 35 of COIDA does not indemnify the employer against such claims.

Mr Mankayi passed away subsequent to the hearing in the Supreme Court of Appeal. Following the Constitutional Court judgment, Mr Mankayi’s executor may proceed with his case in the High Court. This will comprise, amongst others, providing evidence showing that Mr Mankayi contracted silicosis as a result of negligent conduct on the part of AngloGold Ashanti Limited.

On or about August 21, 2012, AngloGold Ashanti Limited was served with motion proceedings in Johannesburg relating to silicosis and other occupational lung diseases (“OLD”). The motion proceedings seek to have the court certify a class of mineworkers with OLD who previously worked or continue to work in one of six gold mines currently within AngloGold Ashanti’s South African operations. In the event the class is certified, such class of workers would institute actions by way of a summons against AngloGold Ashanti Limited and potentially other defendants for amounts as yet unspecified. At least one similar class action has been threatened against AngloGold Ashanti Limited by another law firm, and it is possible that additional class actions and/or individual claims relating to silicosis and/or other OLD will be filed against AngloGold Ashanti Limited in the future.

AngloGold Ashanti Limited will defend this and any other future claims, if and when filed, on their merits. AngloGold Ashanti Limited’s notice of intention to oppose was served and filed on September 4, 2012. Should AngloGold Ashanti Limited be unsuccessful in defending any such claims, or in otherwise favorably resolving perceived deficiencies in the national occupational disease compensation framework that were identified in an earlier decision by the Constitutional Court, such matters would have an adverse effect on AngloGold Ashanti’s financial position, which could be material. In view of the limitation of current information for the estimation of a possible liability, no reasonable estimate can be made of this possible obligation.

		At June 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(5)	Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda

	In November 2007, the Departamento Nacional de Produçâo Mineral ("DNPM"), a Brazilian federal mining authority, issued a tax assessment against AngloGold Ashanti Brazil Mineração ("AABM") relating to the calculation and payment by AABM of the financial contribution on mining exploitation ("CFEM") in the period from 1991 to 2006. The amount involved is approximately:	20

	Subsidiaries of the Company in Brazil are involved in various other disputes with tax authorities. These disputes involve federal tax assessments including income tax, royalties, social contributions and annual property tax. The amount involved is approximately:	12
		32

		At June 30,
		2012
		(unaudited)
		(in US Dollars, millions)

(6)	Sales tax on gold deliveries - Mineração Serra Grande S.A.

	In 2006, Mineração Serra Grande S.A. (“MSG”) received two tax assessments from the State of Goiás related to payments of state sales taxes at the rate of 12 percent on gold deliveries for export from one Brazilian state to another during the period from February 2004 to the end of May 2006. In November 2006, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the first period. In July 2011, the administrative council’s second chamber ruled in favor of MSG and fully cancelled the tax liability related to the second period. The State of Goiás has appealed to the full board of the State of Goiás tax administrative council. In November 2011 (first case) and June 2012 (second case), the administrative council’s full board approved the suspension of proceedings and the remittance of the matter to the Department of Supervision of Foreign Trade (“COMEX”) for review and verification. The first case was already returned to the COMEX and the second case was sent in June 2012. The Company believes both assessments are in violation of federal legislation on sales taxes.

	The first and second assessments are as follows:
	First assessment	105
	Second assessment	65
		170

(7)	Other tax disputes - Mineração Serra Grande S.A.

	MSG received a tax assessment in October 2003 from the State of Minas Gerais related to sales taxes on gold. The tax administrators rejected the Company’s appeal against the assessment. The Company is now appealing the dismissal of the case. The assessment is approximately:	18

(8)	Indemnity - Kinross Gold Corporation	(96)
	As part of the acquisition by AngloGold Ashanti of the remaining 50 percent interest in MSG during June 2012, Kinross Gold Corporation has provided an indemnity to a maximum amount of BRL255 million ($126 million at quarter end exchange rates) against the specific exposures discussed in items 6 and 7, including a further $2 million in respect of item 5 above, which amounts to $96 million at June 30, 2012.

(9)	Royalty - Boddington Gold Mine

	As a result of the sale of the interest in the Boddington Gold Mine during 2009, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine’s cash costs plus $600 per ounce. The royalty is payable in each quarter from and after the second quarter in 2010, within forty five days of reporting period close and is capped at a total amount of $100 million.

	Details of the royalty are as follows:

	Total royalties received to date	56

(10)	Royalty - Tau Lekoa Gold Mine

	As a result of the sale of the Tau Lekoa Gold Mine during 2010, the Company is entitled to receive a royalty on the production of a total of 1.5 million ounces by the Tau Lekoa Gold Mine and in the event that the average monthly rand price of gold exceeds R180,000 per kilogram (subject to an inflation adjustment). Where the average monthly rand price of gold does not exceed R180,000 per kilogram (subject to an inflation adjustment), the ounces produced in that quarter do not count towards the total 1.5 million ounces upon which the royalty is payable. The royalty will be determined at 3 percent of the net revenue (being gross revenue less state royalties) generated by the Tau Lekoa assets. Royalties on 246,096 ounces produced have been received to date.

	Royalties received in cash during the six months ended June 30, 2012	3

At June 30,
2012
(unaudited)
(in US Dollars, millions)

(11)	Oro Group surety	12

The Company has provided surety in favor of a lender on a gold loan facility with its associate Oro Group (Proprietary) Limited and one of its subsidiaries. The Company has a total maximum liability, in terms of the suretyships, of R100 million. The probability of the non-performance under the suretyships is considered minimal.

(12)	AngloGold Ashanti USA reclamation bonds	101

Pursuant to US environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti USA has posted reclamation bonds with various federal and state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti USA not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable federal and/or state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(13)	AngloGold Ashanti Australia environmental bonds	50

Pursuant to Australia environmental and mining requirements, gold mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these requirements. AngloGold Ashanti Australia has posted bonds with state governmental agencies to cover potential rehabilitation obligations. The Company has provided a guarantee for these obligations which would be payable in the event of AngloGold Ashanti Australia not being able to meet its rehabilitation obligations. The obligations will expire upon completion of such rehabilitation and release of such areas by the applicable state agency. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(14)	AngloGold Ashanti environmental guarantees	164

Pursuant to South African mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, the Company has secured bank guarantees to cover potential rehabilitation obligations of certain mines in South Africa. The Company has provided a guarantee for these obligations which would be payable in the event of the South African mines not being able to meet such rehabilitation obligations. The obligations will expire upon compliance with all provisions of the environment management program in terms of South African mining laws. AngloGold Ashanti is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti under its guarantee.

(15)	AngloGold Ashanti Iduapriem environmental guarantees	32

Pursuant to Ghanaian mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, AngloGold Ashanti Iduapriem Limited has secured bank guarantees to cover potential rehabilitation obligations for the Iduapriem mine. The obligations will expire upon compliance with all provisions of the environment management program in terms of Ghanaian mining laws. AngloGold Ashanti Iduapriem is not indemnified by third parties for any of the amounts that may be paid by AngloGold Ashanti Iduapriem under its guarantee.

At June 30,
2012
(unaudited)
(in US Dollars, millions)

(16)	Ashanti Goldfields Kilo Sarl environmental guarantees	10

Pursuant to the Democratic Republic of Congo ("DRC") mining laws, mining companies are obligated to close their operations and rehabilitate the lands that they mine in accordance with these laws. In order to cover against premature closure costs, Ashanti Goldfields Kilo Sarl has secured bank guarantees to cover potential rehabilitation obligations for the Mongbwalu project. The obligations will expire upon compliance with all provisions of the environment management program in terms of the DRC mining laws. Ashanti Goldfields Kilo Sarl is not indemnified by third parties for any of the amounts that may be paid by Ashanti Goldfields Kilo Sarl under its guarantee.

(17)	Guarantee provided for syndicated revolving credit facility

	AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, as guarantors, each guaranteed all payments and other obligations of the borrowers and the other guarantors under the $1.0 billion four-year revolving credit facility. The facility was replaced with a $1.0 billion five-year unsecured revolving credit facility subsequent to quarter end. See Note O.

	The total amount outstanding under this facility as at June 30, 2012 amounted to:	100

(18)	Guarantee provided for mandatory convertible bonds	791

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $789 million 6 percent mandatory convertible bonds due 2013.

(19)	Guarantee provided for rated bonds	1,012

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings plc regarding the issued $700 million 5.375 percent rated bonds due 2020 and the issued $300 million 6.5 percent rated bonds due 2040.

(20)	Guarantee provided for convertible bonds	736

AngloGold Ashanti Limited has fully and unconditionally guaranteed all payments and other obligations of AngloGold Ashanti Holdings Finance plc regarding the issued $732.5 million 3.5 percent convertible bonds due 2014.

(21)	Guarantee provided for A$ syndicated revolving credit facility

	AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc, as guarantors, each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the A$600 million four-year revolving credit facility entered into during December 2011.

	The total amount outstanding under this facility as at June 30, 2012 amounted to:	51

(22)	Gold delivery guarantees	-

The Company has issued gold delivery guarantees to several counterpart banks pursuant to which it guarantees the due performance of its subsidiaries AngloGold (USA) Trading Company, AngloGold South America Limited and Cerro Vanguardia S.A. under their respective gold hedging agreements. At June 30, 2012 the Company had no open gold hedge contracts.

Recent Developments	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

On July 20, 2012, AngloGold Ashanti acquired First Uranium (Pty) Ltd, a wholly owned subsidiary of First Uranium Corporation and the owner of Mine Waste Solutions in South Africa, for a cash consideration of $335 million. Mine Waste Solutions is a recently commissioned tailings retreatment operation located in South Africa's Vaal River region and in the immediate proximity of AngloGold Ashanti's own tailings facilities. In connection with the acquisition, AngloGold Ashanti agreed to guarantee the existing delivery of obligations of a wholly owned subsidiary of Mine Waste Solutions to sell to an existing customer at a pre-agreed price, 25 percent of the gold produced at a gold recovery plant located in northwest South Africa, subject to a cap of 312,500 ounces over the life of the contract. The acquisition is expected to provide additional uranium and gold production. It will result in significant synergies, facilitate long-term rehabilitation of the area and secure long-term employment opportunities in South Africa. Due to the proximity of the reporting date and the acquisition date, the purchase price allocation has not been completed and will be completed during the third quarter of 2012.

On July 20, 2012, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated, each a wholly owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which will replace its existing $1.0 billion syndicated facility maturing in April 2014. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Incorporated each guaranteed the obligations of the borrowers under the facility. Amounts may be repaid and reborrowed under the facility during its five-year term. Amounts outstanding under the facility bear interest at LIBOR plus a margin

On July 25, 2012, the Company announced the pricing of an offering of $750 million aggregate principal amount of 5.125 percent notes due 2022. The notes were issued by AngloGold Ashanti Holdings plc, a wholly owned subsidiary of the Company, at an issue price of 99.398 percent. The net proceeds from the offering were approximately $738 million, after deducting discounts and estimated expenses. The notes are unsecured and fully and unconditionally guaranteed by AngloGold Ashanti Limited. The transaction closed on July 30, 2012.

Declaration of Dividends	6 Months Ended
Jun. 30, 2012
Dividends [Abstract]
Declaration of Dividend [Text Block]

	Details of the final dividends of 2011 and interim dividends of 2012 are set forth in the table below:

		Ordinary shareholders					E ordinary shareholders
		Final dividend	Interim dividends				Final dividend	Interim dividends
		2011	2012		2012		2011	2012		2012

	Declaration date	Feb 14, 2012	May 8, 2012		Aug 3, 2012		Feb 14, 2012	May 8, 2012		Aug 3, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Aug 31, 2012		Mar 9, 2012	Jun 1, 2012		Aug 31, 2012
	Payment date - Ordinary / E ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Mar 16, 2012	Jun 8, 2012		Sep 14, 2012
	Payment date - CDIs	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		-	-		-
	Payment date - GhDSs	Mar 19, 2012	Jun 11, 2012		Sep 17, 2012	(1)	-	-		-
	Payment date - ADSs	Mar 26, 2012	Jun 18, 2012		Sep 24, 2012	(1)	-	-		-

	Dividend amount per share - declared (US cents)	26.401	11.806		12.000	(2)	13.201	5.903		6.000	(2)

	Dividend amount per share - declared (South African cents)	200.0	100.0		100.0		100.0	50.0		50.0

	Dividend amount per share - paid (US cents)	26.401	10.035	(3)	10.200	(2)(3)	13.201	5.018	(3)	5.100	(2)(3)
	Dividend amount per share - paid (South African cents)	200.0	85.0	(3)	85.0	(3)	100.0	42.5	(3)	42.5	(3)

(1)	Approximate payment date.

(2)	Approximate amount.

(3)	Net of 15 percent withholding tax.

	During the third quarter of 2011, the Company changed its frequency of dividend payments to quarterly rather than half-yearly.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

The FASB ASC guidance establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company utilizes the market approach to measure fair value.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at June 30, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	987			987
Marketable equity securities	72			72
Mandatory convertible bonds	(647)			(647)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(25)		(25)

The Company's cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash instruments that are valued based on quoted market prices in active markets are primarily money market securities. Due to the short maturity of cash, carrying amounts approximate fair values.

The Company's marketable equity securities are included in Other long-term assets in the Company's consolidated balance sheet. They consist of investments in ordinary shares and are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

The Company's mandatory convertible bonds are included in debt in the Company's consolidated balance sheet. The bonds are valued using quoted market prices in an active market and as such are classified within Level 1 of the fair value hierarchy. The fair value of the bonds is calculated as the quoted market price of the bond multiplied by the quantity of bonds issued by the Company.

Embedded derivatives and the conversion features of convertible bonds are included as derivatives on the balance sheet. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following inputs were used in the valuation of the conversion features of convertible bonds as at June 30:

2012

Market quoted bond price (percent)	106.10
Fair value of bond excluding conversion feature (percent)	102.71
Fair value of conversion feature (percent)	3.39
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

			Six months ended June 30,
					2012
						(unaudited)
						(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the six months ended June 30, 2012, the Company fully impaired and wrote-off certain assets in Continental Africa. See note D. This resulted in a loss, which is included in earnings, of:					1

The above item is summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(1)

Supplemental Condensed Consolidating Financial Information	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,135	-	2,316	(90)	3,361

Product sales	1,063	-	2,262	-	3,325
Interest, dividends and other	72	-	54	(90)	36

Costs and expenses	854	17	1,354	2	2,227

Production costs	542	-	1,001	-	1,543
Exploration costs	12	5	146	-	163
Related party transactions	(9)	-	-	-	(9)
General and administrative expenses/(recoveries)	112	(2)	33	(3)	140
Royalties paid	22	-	71	-	93
Market development costs	2	-	2	-	4
Depreciation, depletion and amortization	157	-	228	-	385
Impairment of assets	-	-	1	-	1
Interest expense	2	34	54	-	90
Accretion expense	6	-	10	-	16
Employment severance costs	4	-	2	-	6
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	(20)	(14)	5	(25)
Non-hedge derivative gain and movement on bonds	-	-	(180)	-	(180)

Income/(loss) before income tax provision	281	(17)	962	(92)	1,134
Taxation expense	(84)	(2)	(353)	-	(439)
Equity income in associates	15	4	-	-	19
Equity income/(loss) in subsidiaries	518	331	-	(849)	-
Income/(loss) from continuing operations	730	316	609	(941)	714
Preferred stock dividends	(29)	-	(29)	58	-
Net income/(loss)	701	316	580	(883)	714
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	701	316	567	(883)	701

Comprehensive income	658	313	561	(863)	669
Comprehensive income attributable to noncontrolling interests	-	-	(11)	-	(11)
Comprehensive income attributable to AngloGold Ashanti	658	313	550	(863)	658

Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,285	-	1,826	(91)	3,020

Product sales	1,214	-	1,784	-	2,998
Interest, dividends and other	71	-	42	(91)	22

Costs and expenses	1,441	60	(19)	559	2,041

Production costs	536	-	874	-	1,410
Exploration costs	8	9	103	-	120
Related party transactions	(5)	-	-	-	(5)
General and administrative expenses/(recoveries)	109	17	13	(3)	136
Royalties paid	33	-	54	-	87
Market development costs	2	-	2	-	4
Depreciation, depletion and amortization	188	-	199	-	387
Impairment of assets	10	-	1	-	11
Interest expense	4	34	53	-	91
Accretion expense	6	-	8	-	14
Employment severance costs	5	-	2	-	7
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	545	-	(1,148)	562	(41)
Non-hedge derivative gain and movement on bonds	-	-	(180)	-	(180)

(Loss)/income before income tax provision	(156)	(60)	1,845	(650)	979
Taxation expense	(134)	(1)	(149)	-	(284)
Equity income in associates	22	6	-	-	28
Equity income/(loss) in subsidiaries	1,002	359	-	(1,361)	-
Income/(loss) from continuing operations	734	304	1,696	(2,011)	723
Preferred stock dividends	(31)	-	(31)	62	-
Net income/(loss)	703	304	1,665	(1,949)	723
Less: Net income attributable to noncontrolling interests	-	-	(20)	-	(20)

Net income/(loss) - attributable to AngloGold Ashanti	703	304	1,645	(1,949)	703

Comprehensive income	651	304	1,669	(1,955)	669
Comprehensive income attributable to noncontrolling interests	-	-	(18)	-	(18)
Comprehensive income attributable to AngloGold Ashanti	651	304	1,651	(1,955)	651

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT JUNE 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,153	2,553	3,733	(4,772)	2,667
Cash and cash equivalents	521	106	360	-	987
Restricted cash	1	-	31	-	32
Receivables, inter-group balances and other current assets	631	2,447	3,342	(4,772)	1,648
Property, plant and equipment, net	1,982	-	4,408	-	6,390
Acquired properties, net	160	-	610	-	770
Goodwill	-	-	197	(16)	181
Other intangibles, net	27	-	29	-	56
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	438	-	438
Other long-term assets and deferred taxation assets	4,597	4,318	877	(8,642)	1,150

Total assets	7,919	6,871	10,323	(13,430)	11,683

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,057	1,551	3,400	(5,055)	953
Other non-current liabilities	51	-	44	(30)	65
Long-term debt	32	1,094	1,394	-	2,520
Derivatives	-	-	26	-	26
Deferred taxation liabilities	651	-	708	4	1,363
Provision for environmental rehabilitation	151	-	520	-	671
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	192	-	14	-	206
Commitments and contingencies	-	-	-	-	-
Equity	5,785	4,226	4,184	(8,349)	5,846
Stock issued	13	5,088	897	(5,985)	13
Additional paid in capital	8,774	501	219	(720)	8,774
Accumulated (deficit)/profit	(2,163)	(1,359)	(1,116)	2,475	(2,163)
Accumulated other comprehensive income and reserves	(839)	(4)	4,124	(4,120)	(839)
Total AngloGold Ashanti stockholders' equity	5,785	4,226	4,124	(8,350)	5,785
Noncontrolling interests	-	-	60	1	61

Total liabilities and equity	7,919	6,871	10,323	(13,430)	11,683

Condensed consolidating balance sheets
AT DECEMBER 31, 2011
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015

Total assets	7,311	6,027	9,740	(11,893)	11,185

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated (deficit)/profit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	544	(477)	982	(58)	991
Net income/(loss)	701	316	580	(883)	714
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	(20)	11	5	3
Depreciation, depletion and amortization	157	-	228	-	385
Impairment of assets	-	-	1	-	1
Deferred taxation	13	-	122	-	135
Other non cash items	(740)	(333)	139	820	(114)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	15	-	16

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	394	(441)	47	-	-
Receivables	(29)	-	(65)	-	(94)
Inventories	(15)	-	(97)	-	(112)
Accounts payable and other current liabilities	55	1	1	-	57

Net cash used in investing activities	(246)	(83)	(545)	-	(874)
Increase in non-current investments	-	(103)	(70)	-	(173)
Net associates and equity accounted joint ventures loans advanced	-	-	(62)	-	(62)
Additions to property, plant and equipment	(227)	-	(459)	-	(686)
Interest capitalized and paid	-	-	(4)	-	(4)
Expenditure on intangible assets	(19)	-	(9)	-	(28)
Proceeds on sale of mining assets	-	-	2	-	2
Proceeds on sale of investments	-	20	55	-	75
Change in restricted cash	-	-	2	-	2

Net cash (used)/generated by financing activities	(175)	208	(339)	58	(248)
Repayments of debt	-	-	(8)	-	(8)
Issuance of stock	1	(115)	115	-	1
Proceeds from debt	-	100	50	-	150
Debt issue costs	-	-	(8)	-	(8)
Acquisition of noncontrolling interest	-	-	(220)	-	(220)
Dividends (paid)/received	(176)	223	(268)	58	(163)

Net increase/(decrease) in cash and cash equivalents	123	(352)	98	-	(131)
Effect of exchange rate changes on cash	10	-	(4)	-	6
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – June 30,	521	106	360	-	987

Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	661	(15)	507	(62)	1,091
Net income/(loss)	703	304	1,665	(1,949)	723
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	545	-	(1,097)	562	10
Depreciation, depletion and amortization	188	-	199	-	387
Impairment of assets	10	-	1	-	11
Deferred taxation	124	-	42	-	166
Other non cash items	(1,100)	(367)	(1)	1,325	(143)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	47	-	48

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	78	47	(125)	-	-
Receivables	23	-	(105)	-	(82)
Inventories	13	-	(115)	-	(102)
Accounts payable and other current liabilities	76	1	(4)	-	73

Net cash used in investing activities	(197)	(48)	(388)	-	(633)
Increase in non-current investments	(1)	(48)	(64)	-	(113)
Additions to property, plant and equipment	(211)	-	(345)	-	(556)
Proceeds on sale of mining assets	5	-	3	-	8
Proceeds on sale of investments	-	-	42	-	42
Proceeds on disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Loans receivable repaid	1	-	-	-	1
Change in restricted cash	-	-	(13)	-	(13)

Net cash (used)/generated by financing activities	(172)	132	(224)	62	(202)
Repayments of debt	(99)	(50)	(6)	-	(155)
Issuance of stock	1	77	(77)	-	1
Proceeds from debt	-	-	6	-	6
Dividends (paid)/received	(74)	105	(147)	62	(54)

Net increase/(decrease) in cash and cash equivalents	292	69	(105)	-	256
Effect of exchange rate changes on cash	(2)	-	(1)	-	(3)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – June 30,	442	183	214	-	839

Accounting Developments (Policies)	6 Months Ended
Jun. 30, 2012
Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In May 2011, the FASB issued updated guidance on fair value measurement and disclosure requirements. The requirements do not extend the use of fair value accounting, but provide guidance on how it should be applied where its use is already required or permitted by other standards within US GAAP. The update will supersede most of the FASB ASC guidance for fair value measurements, although many of the changes are clarifications of existing guidance or wording changes. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.
Accounting Standards Update 2011-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Presentation of comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In June 2011, the FASB issued guidance for disclosures about comprehensive income. The guidance is intended to increase the prominence of other comprehensive income in financial statements. The main provisions of the guidance provide that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one statement or two consecutive statements. The Company adopted the two consecutive statement approach on January 1, 2012. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Goodwill impairment testing
New Accounting Pronouncement Or Change In Accounting Principle Description	In September 2011, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which simplifies how an entity tests goodwill for impairment. The guidance allows both public and nonpublic entities an option to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under that option, an entity no longer would be required to calculate the fair value of a reporting unit unless the entity determines, based on that qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The adoption of the updated guidance on January 1, 2012 had no impact on the Company’s financial statements.

Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

The components of inventory consist of the following:

Short-term
Metals in process	195	189
Gold on hand (doré/bullion)	95	94
Ore stockpiles	498	454
Uranium oxide and sulfuric acid	22	24
Supplies	317	296
	1,127	1,057
Less: Materials on the leach pad(1)	(92)	(98)
	1,035	959
(1) Short-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Schedule Of Inventory, Noncurrent Table [Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Long-term
Metals in process	438	393
Ore stockpiles	31	31
	469	424
Less: Materials on the leach pad(1)	(438)	(393)
	31	31
(1) Long-term portion relating to heap leach inventory classified separately, as materials on the leach pad.

Impairments (Tables)	6 Months Ended
Jun. 30, 2012
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	1	1

South Africa

Impairment of abandoned shaft pillar development at TauTona	-	9
Write-off of mining assets at Savuka	-	1

	1	11

Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt Tables [Abstract]
Schedule Of Debt Instruments [Text Block]
The Company's outstanding debt includes:

Debt carried at amortized cost

Rated bonds
On April 22, 2010, the Company announced the pricing of an offering of 10-year and 30-year notes. The offering closed on April 28, 2010. The notes were issued by AngloGold Ashanti Holdings plc, a wholly-owned subsidiary of AngloGold Ashanti Limited, and are fully and unconditionally guaranteed by AngloGold Ashanti Limited. The notes are unsecured and interest is payable semi-annually.

Details of the rated bonds are summarized as follows:

	At June 30, 2012

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(unaudited)
		(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

	At December 31, 2011

	Coupon rate	Total offering	Unamortized discount	Accrued interest	Total carrying value
	%	(in US Dollars, millions)

10-year unsecured notes	5.375	700	(1)	8	707
30-year unsecured notes	6.500	300	(5)	4	299
		1,000	(6)	12	1,006

Schedule Of Line Of Credit Facilities [Text Block]

Loan facilities
On April 20, 2010, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc., each a wholly-owned subsidiary of AngloGold Ashanti Limited, as borrowers, and AngloGold Ashanti Limited entered into a $1.0 billion four-year revolving credit facility with a syndicate of lenders. AngloGold Ashanti Limited, AngloGold Ashanti Holdings plc and AngloGold Ashanti USA Inc. each guaranteed the obligations of the borrowers and other guarantors under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. During the first half of 2012, the Company drew down $100 million under the facility and drew down a further $100 million in mid-July 2012. On July 20, 2012, the Company entered into a $1.0 billion five-year unsecured revolving credit facility with a syndicate of lenders which will replace its existing $1.0 billion syndicated revolving credit facility maturing in April 2014. See note O.

Details of the syndicated revolving credit facility are summarized as follows:

At June 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.75	0.7	1,000	900	100

At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (1)	fee (2)	facility	facility	facility
		%	%	(in US Dollars, millions)

	$1.0 billion syndicated revolving credit facility	LIBOR + 1.75	0.7	1,000	1,000	-

(1)	Outstanding amounts bear interest at a margin over the London Interbank Offered Rate ("LIBOR").
(2)	Commitment fees are payable quarterly in arrears on the undrawn portion of the facility.

Debt carried at amortized cost (continued)

Syndicated revolving credit facility (A$600 million)
On December 22, 2011, AngloGold Ashanti Australia Limited entered into a four-year revolving credit facility of A$600 million with a syndicate of banks. AngloGold Ashanti Limited together with AngloGold Ashanti Holdings plc each guaranteed all payments and other obligations of AngloGold Ashanti Australia Limited under the facility. Amounts may be repaid and reborrowed under the facility during its four-year term. An amount of $51 million was drawn down during the six months ended June 30, 2012 under the facility and a further $88 million was drawn down in mid-July 2012.

At June 30, 2012

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(unaudited)
(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	613	562	51

At December 31, 2011

		Interest	Commitment	Total	Undrawn	Total drawn
		rate (3)	fee (4)	facility	facility	facility
		%	%	(in US Dollars, millions)

	A$600 million syndicated revolving credit facility	BBSY + 2	1	617	617	-

(3)	Outstanding amounts bear interest at a margin over the Bank Bill Swap Bid Rate ("BBSY").
(4)	A commitment fee of 50 percent of the applicable margin is payable quarterly in arrears on the undrawn portion of the facility.

Schedule Of Convertible Debt [Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Convertible bonds
Senior unsecured fixed rate bonds	671	656
Accrued interest	3	3
	674	659

Convertible bond derivative liability
Balance at beginning of period	92	176
Fair value movements on conversion features of convertible bonds	(67)	(84)
Balance at end of period	25	92

Schedule Of Mandatory Convertible Debt [Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Mandatory convertible bonds
Long-term debt at fair value	645	758
Accrued interest included in short-term debt at fair value	2	2
	647	760

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	6 Months Ended
Jun. 30, 2012
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Indirect tax expenses and legal claims (1)	6	10
Loss/(profit) on disposal of land, equipment and assets, mineral rights and exploration properties	5	(1)
Impairment of investments	1	2
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7
Impairment of other receivables	-	1
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	(20)	-
Royalties received (3)	(17)	(58)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	-	(2)

	(25)	(41)

Taxation expense on above items	4	11

(1) Indirect taxes and legal claims are in respect of:
Ghana		5
Guinea	6	4
United States of America	2
Brazil	1
Argentina	(2)
Namibia	(1)	1

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 Boddington Gold mine sale)	(14)	(20)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(3)	(2)
Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
Other royalties		(1)

(4) ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

Non-Hedge Derivative Gain (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Table Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative gain

Gain on non-hedge derivatives	67	88

The net gain recorded in the six months ended June 30, 2012 relates to the fair value movements of the conversion features of convertible bonds.

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Table Text Block]

Movement on bonds

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds (See Note E)	113	92

Income Tax (Tables)	6 Months Ended
Jun. 30, 2012
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the six months ended June 30, 2012 compared to a net expense for the same period in 2011, constitutes the following:

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	304	118
Charge for deferred taxation (2)	135	166
	439	284

Income from continuing operations before income tax and equity income in associates	1,134	979

(1) The higher current taxation in 2012 is mainly due to higher taxable income in Tanzania and South Africa, while 2011 was lower due to the utilization of tax losses.

(2) The lower deferred taxation in 2012 mainly relates to the reversal of timing differences from the utilization of tax losses in South Africa partly offset by the taxation rate change in Ghana.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	78	52
Additions for tax positions identified in prior years	18	38
Reductions for tax positions identified in prior years	(9)	(3)
Translation	(1)	(9)
Balance at end of period	86	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	35	29
Recognized in other non-current liabilities	51	49
Balance at end of period (1)	86	78

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the six months ended and as at June 30, 2012, interest recognized and interest accrued amounted to:

Interest recognized during the six months ended June 30, 2012		1
Interest accrued as at June 30, 2012		13

Segment information (Tables)	6 Months Ended
Jun. 30, 2012
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	13	13
Continental Africa	3	1
Australasia	1	2
Americas	3	3
Other, including Corporate and Non-gold producing subsidiaries	1	-
Total interest revenue	21	19

Segment Reporting Information Interest Expense [Text Block]

Interest expense
South Africa	2	3
Continental Africa	1	-
Australasia	-	1
Americas	1	2
Other, including Corporate and Non-gold producing subsidiaries	86	85
Total interest expense	90	91

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa (1)	3,229	2,974
Continental Africa	4,665	4,365
Australasia	780	714
Americas	2,671	2,527
Other, including Corporate and Non-gold producing subsidiaries	338	605
Total segment assets	11,683	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	2	1

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,280	1,087
Exploration costs	(163)	(120)
General and administrative expenses	(140)	(136)
Market development costs	(4)	(4)
Non-hedge derivative gain and movement on bonds	180	180
Taxation expense	(439)	(284)
Noncontrolling interests	(13)	(20)
Net income - attributable to AngloGold Ashanti	701	703

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(2)
Continental Africa	29	40
Other, including Corporate and Non-gold producing subsidiaries	(10)	(10)
Total equity income in associates	19	28

Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)

Segment income/(loss)
South Africa	372	458
Continental Africa	545	395
Australasia	58	22
Americas	388	290
Other, including Corporate and Non-gold producing subsidiaries	(83)	(78)
Total segment income	1,280	1,087

Segments, Geographical Areas [Abstract]
Revenues by area
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,079	1,226
Continental Africa	1,383	1,119
Australasia	234	192
Americas	822	649
Other, including Corporate and Non-gold producing subsidiaries	11	7
	3,529	3,193
Less: Equity method investments included above	(168)	(173)
Total revenues	3,361	3,020

Income(Loss) Per Share Data (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	553	658
E Ordinary shares undistributed income	2	2
Total undistributed income	555	660

Ordinary shares distributed income	146	43
E Ordinary shares distributed income	-	-
Total distributed income	146	43

Numerator - Net income

Attributable to Ordinary shares (1)	699	701
Attributable to E Ordinary shares	2	2
Total attributable to AngloGold Ashanti	701	703

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	699	701
Interest expense on convertible bonds	37	37
Amortization of issue cost and discount on convertible bonds	16	15
Fair value adjustment on convertible bonds included in income	(180)	(180)
Income used in calculation of diluted earnings per ordinary share	572	573

Schedule of Weighted Average Number of Shares [Table Text Block]

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	382,439,161	381,377,232
Fully vested options (2)	1,799,218	1,517,717
Weighted average number of ordinary shares (1)	384,238,379	382,894,949

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,353,761	1,125,147
Dilutive potential of convertible bonds	33,524,615	33,524,615
Dilutive potential of E Ordinary shares	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	419,116,755	417,544,711

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	2,560,095	2,723,866

Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Six months ended June 30,
	2012		2011
	(unaudited)		(unaudited)
	(in US Dollars, millions)
	Pension benefits	Other benefits	Pension benefits	Other benefits

Service cost	4	22	3	1
Interest cost	10	7	11	7
Expected return on plan assets	(14)	-	(14)	-
Net periodic benefit cost	-	29	-	8

Other Long-Term Assets (Tables)	6 Months Ended
Jun. 30, 2012
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	5
Investments in associates - listed	19	15
Investments in equity accounted joint ventures	803	671
Carrying value of equity method investments	827	691

Investment in marketable equity securities - available for sale	72	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	87	85
Restricted cash	24	23
Other non-current assets	117	101
	1,146	1,001

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	52	51
Gross unrealized gains	24	34
Gross unrealized losses	(4)	(3)
Fair value (net carrying value)	72	82

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments of marketable equity securities – available for sale

First Uranium Corporation (South Africa)	1	-
Village Main Reef Limited (South Africa)	-	2
	1	2

The impairment recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

In addition, the Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At June 30, 2012

Aggregate fair value of investments with unrealized losses	5	-	5
Aggregate unrealized losses	(2)	(2)	(4)

At December 31, 2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)

Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at June 30, 2012 amounts to $296 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at June 30, 2012. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

Fair Value By Balance Sheet Grouping [Text Block]
	June 30, 2012		December 31, 2011

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	987	987	1,112	1,112
Restricted cash	56	56	58	58
Short-term debt	(30)	(30)	(30)	(30)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,875)	(1,993)	(1,715)	(1,857)
Long-term debt at fair value	(645)	(645)	(758)	(758)
Derivatives	(26)	(26)	(93)	(93)
Marketable equity securities - available for sale	72	72	82	82
Marketable debt securities - held to maturity	8	11	8	11
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	87	87	85	85

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]

Fair value of the derivative liabilities split by accounting designation

		At June 30, 2012
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(25)	(25)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(26)	(26)

		At December 31, 2011
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(92)	(92)
Embedded derivatives	Non-current liabilities - derivatives	(1)	(1)
Total derivatives		(93)	(93)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
	Non-hedge derivative gain and movement on bonds recognized
		Six months ended June 30,
		2012	2011
		(unaudited)	(unaudited)

		(in US Dollars, millions)

	Unrealized (1)
	Option component of convertible bonds	67	88
	Fair value movement on mandatory convertible bonds	113	92

	Non-hedge derivative gain and movement on bonds	180	180

(1)	Unrealized gains on non-hedge derivatives are included in "Non-hedge derivative gain and movement on bonds" in the income statement.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2012	Changes in fair value and other movements recognized in 2012	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2012
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of June 30, 2011
	(unaudited)
	(in US Dollars, millions)

Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At June 30,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	491
Authorized by the directors but not yet contracted for	3,754
4,245
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:

At June 30,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	18
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (4)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	32
Sales tax on gold deliveries - Mineração Serra Grande S.A. (6)	170
Other tax disputes - Mineração Serra Grande S.A. (7)	18

Contingent assets

Indemnity - Kinross Gold Corporation (8)	(96)
Royalty - Boddington Gold Mine (9)	-
Royalty - Tau Lekoa Gold Mine (10)	-

Financial guarantees

Oro Group surety (11)	12
AngloGold Ashanti USA reclamation bonds (12)	101
AngloGold Ashanti Australia environmental bonds (13)	50
AngloGold Ashanti environmental guarantees (14)	164
AngloGold Ashanti Iduapriem environmental guarantees (15)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (16)	10
Guarantee provided for syndicated revolving credit facility (17)	100
Guarantee provided for mandatory convertible bonds (18)	791
Guarantee provided for rated bonds (19)	1,012
Guarantee provided for convertible bonds (20)	736
Guarantee provided for A$ syndicated revolving credit facility (21)	51

Hedging guarantees
Gold delivery guarantees (22)	-

3,201

Declaration of Dividends (Tables)	6 Months Ended
Jun. 30, 2012
Dividends [Abstract]
Shedule Of Dividend [Text Block]

	Details of the final dividends of 2011 and interim dividends of 2012 are set forth in the table below:

		Ordinary shareholders					E ordinary shareholders
		Final dividend	Interim dividends				Final dividend	Interim dividends
		2011	2012		2012		2011	2012		2012

	Declaration date	Feb 14, 2012	May 8, 2012		Aug 3, 2012		Feb 14, 2012	May 8, 2012		Aug 3, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Aug 31, 2012		Mar 9, 2012	Jun 1, 2012		Aug 31, 2012
	Payment date - Ordinary / E ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Mar 16, 2012	Jun 8, 2012		Sep 14, 2012
	Payment date - CDIs	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		-	-		-
	Payment date - GhDSs	Mar 19, 2012	Jun 11, 2012		Sep 17, 2012	(1)	-	-		-
	Payment date - ADSs	Mar 26, 2012	Jun 18, 2012		Sep 24, 2012	(1)	-	-		-

	Dividend amount per share - declared (US cents)	26.401	11.806		12.000	(2)	13.201	5.903		6.000	(2)

	Dividend amount per share - declared (South African cents)	200.0	100.0		100.0		100.0	50.0		50.0

	Dividend amount per share - paid (US cents)	26.401	10.035	(3)	10.200	(2)(3)	13.201	5.018	(3)	5.100	(2)(3)
	Dividend amount per share - paid (South African cents)	200.0	85.0	(3)	85.0	(3)	100.0	42.5	(3)	42.5	(3)

(1)	Approximate payment date.

(2)	Approximate amount.

(3)	Net of 15 percent withholding tax.

	During the third quarter of 2011, the Company changed its frequency of dividend payments to quarterly rather than half-yearly.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at June 30, 2012 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	987			987
Marketable equity securities	72			72
Mandatory convertible bonds	(647)			(647)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		(25)		(25)

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at June 30:

2012

Market quoted bond price (percent)	106.10
Fair value of bond excluding conversion feature (percent)	102.71
Fair value of conversion feature (percent)	3.39
Total issued bond value ($ million)	732.5

The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
			Six months ended June 30,
					2012
						(unaudited)
						(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the six months ended June 30, 2012, the Company fully impaired and wrote-off certain assets in Continental Africa. See note D. This resulted in a loss, which is included in earnings, of:					1

The above item is summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Long-lived assets abandoned	-				(1)

Statement of Earnings - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2012
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note J)

Net income
Ordinary shares	182	183
E Ordinary shares	91	92
Ordinary shares - diluted	136	137
E Ordinary shares - diluted	85	84

Weighted average number of shares used in computation
Ordinary shares	384,238,379	382,894,949
Ordinary shares - diluted	419,116,755	417,544,711
E Ordinary shares - basic and diluted	2,560,095	2,723,866

Dividend declared per ordinary share (cents)	38	11
Dividend declared per E ordinary share (cents)	19	6

Inventories (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventory, Net [Abstract]
Metals in process	$ 195	$ 189
Gold on hand (dore/bullion)	95	94
Ore stockpiles	498	454
Uranium oxide and sulfuric acid	22	24
Supplies	317	296
Inventory Gross	1,127	1,057
Less: Materials on the leach pad	(92)	(98)
Net Short Term Inventories	1,035	959
Inventory, Noncurrent [Abstract]
Metals in process	438	393
Ore stockpiles	31	31
Inventory Gross Long Term	469	424
Less: Materials on the leach pad	(438)	(393)
Inventory, Noncurrent	$ 31	$ 31

Impairments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Impairment Assets [Line Items]
Impairment of assets	$ 1	$ 11
South Africa [Member] | TauTona [Member]
Impairment Assets [Line Items]
Exploration Abandonment and Impairment Expense	0	9
South Africa [Member] | Savuka [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	1
Continental Africa [Member] | Obuasi [Member]
Impairment Assets [Line Items]
Impairment of Long-Lived Assets to be Disposed of	$ 1	$ 1

Debt (Details)	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 22, 2009 USD ($)	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Jun. 30, 2012 Ten Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Ten Year Unsecured Notes [Member] USD ($)	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Jun. 30, 2012 Thirty Year Unsecured Notes [Member] USD ($)	Dec. 31, 2011 Thirty Year Unsecured Notes [Member] USD ($)	Jun. 30, 2012 Convertible Debt [Member] USD ($)	Dec. 31, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Jun. 30, 2012 Mandatory Convertible Bonds [Member] USD ($)	Dec. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Jun. 30, 2011 Mandatory Convertible Bonds [Member]	Jul. 31, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member]	Jul. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Jun. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 31, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Dec. 22, 2011 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 92,000,000	$ 176,000,000	$ 142,200,000
Fair value movements on conversion features of convertible bonds	(67,000,000)	(84,000,000)
Balance at end of period	25,000,000	92,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate [Percent]					5.38%	5.38%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility																		900,000,000	1,000,000,000				562,000,000	617,000,000
Line of Credit Facility, Commitment Fee Description																							50 percent of the applicable margin
Debt Instrument [Abstract]
Total Offering	1,000,000,000	1,000,000,000			700,000,000	700,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount	(6,000,000)	(6,000,000)			(1,000,000)	(1,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility																		100,000,000	0				51,000,000	0
Accrued interest	12,000,000	12,000,000			8,000,000	8,000,000		4,000,000	4,000,000	3,000,000	3,000,000		2,000,000	2,000,000
Line of credit facility debt drawn down																100,000,000		100,000,000				88,000,000	51,000,000
Unsecured Debt [Abstract]
Total carrying value	1,006,000,000	1,006,000,000			707,000,000	707,000,000		299,000,000	299,000,000	674,000,000	659,000,000		647,000,000	760,000,000
Line Of Credit Facility Maximum Borrowing Capacity																	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000			613,000,000	617,000,000	600,000,000
Long-term debt duration (years)				10-year			30-year			5-year							4-year			5-year	four year
Interest Rate [Percent]																		LIBOR + 1.75	LIBOR + 1.75				BBSY + 2	BBSY + 2
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage (Percent)																		0.70%	0.70%				1.00%	1.00%
Frequency of Commitment Fee description																					quarterly in arrears
Convertible at initial conversion price (Per ADS)												$ 47.6126
Senior unsecured fixed rate bonds										671,000,000	656,000,000
Long-term Debt, Fair Value	645,000,000	758,000,000											645,000,000	758,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share										100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal										$ 130,000
Convertible Debt, Dealing Days										20 consecutive dealing days
Convertible Debt Notice Period (Number of days)										five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion [number of shares]													18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)													$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion [number of shares]													14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)													$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)													$ 34.34

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 6	$ 10
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	0	7
Impairment of investments	1	2
Impairment of other receivables	0	1
Royalties Received	(17)	(58)
Loss(profit) on disposal of land, equipment and assets, mineral rights and exploration properties	5	(1)
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(25)	(41)
Tax Expense (Benefit) On Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	4	11
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(2)
AGA - Polymetal Strategic Alliance [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (20)	$ 0

Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 6	$ 10
Impairment of investments	1	2
Royalties Received	(17)	(58)
Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	0	(35)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(14)	(20)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(3)	(2)
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	0	(1)
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)	1
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		5
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	6	4
United States of America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	2
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(2)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 1

Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Gain/(loss) on non-hedge derivatives	$ 67	$ 88
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on mandatory convertible bonds	$ 113	$ 92

Income Tax (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 304	$ 118
Charge/(benefit) for deferred taxation	135	166
Total income and mining tax expense	439	284
Income from continuing operations before income tax and equity income in associates	1,134	979
Income Tax Uncertainties [Abstract]
Balance at beginning of period	78	52	52
Additions for tax positions identified in prior years	18		38
Reductions for tax positions identified in prior years	(9)		(3)
Translation	(1)		(9)
Balance at end of period	86		78
Recognized as a reduction of deferred tax assets	35		29
Recognized in other non-current liabilities	51		49
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the six months ended June 30, 2012		1
Interest accrued as at June 30, 2012		$ 13

Segment information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 2		$ 1
Interest Revenue (Expense), Net [Abstract]
Interest revenue	21	19
Interest expense	90	91
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	19	28
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	3,529	3,193
Sales and other income	3,361	3,020
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	1,280	1,087
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	1,280	1,087
Exploration Cost	(163)	(120)
General and administrative expenses	(140)	(136)
Market development costs	(4)	(4)
Non-hedge derivative gain/(loss) and movement on bonds	180	180
Taxation expense	(439)	(284)
Noncontrolling interests	(13)	(20)
Net income/(loss) - attributable to AngloGold Ashanti	701	703
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	11,683		11,185
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	2		1
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	13	13
Interest expense	2	3
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	0	(2)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,079	1,226
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	372	458
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	372	458
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	3,229		2,974
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	3	1
Interest expense	1	0
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	29	40
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,383	1,119
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	545	395
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	545	395
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	4,665		4,365
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	2
Interest expense	0	1
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	234	192
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	58	22
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	58	22
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	780		714
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	3	3
Interest expense	1	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	822	649
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	388	290
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	388	290
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	2,671		2,527
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	0
Interest expense	86	85
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(10)	(10)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	11	7
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(83)	(78)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(83)	(78)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total segment assets	338		605
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	$ (168)	$ (173)

Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 555	$ 660
Distributed Earnings [Abstract]
Total distrubuted income	146	43
Numerator - Net income
Net Income	701	703
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	701	703
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	553	658
Distributed Earnings [Abstract]
Total distrubuted income	146	43
Numerator - Net income
Net Income	699	701
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	382,439,161	381,377,232
Fully Vested Options [Shares]	1,799,218	1,517,717
Weighted Average Number of Shares Outstanding, Basic [Shares]	384,238,379	382,894,949
Weighted Average Number of Shares Outstanding, Diluted [Shares]	419,116,755	417,544,711
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]	1,353,761	1,125,147
Dilutive potential of convertible bonds [Shares]	33,524,615	33,524,615
Dilutive potential of E Ordinary shares [Shares]	0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	699	701
Interest expense on convertible bonds	37	37
Amortization of issue cost and discount on convertible bonds	16	15
Fair value adjustment on convertible bonds included in income	(180)	(180)
Income used in calculation of diluted earnings per ordinary share	572	573
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	2	2
Distributed Earnings [Abstract]
Total distrubuted income	0	0
Numerator - Net income
Net Income	2	2
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Outstanding, Basic [Shares]	2,560,095	2,723,866
Weighted Average Number of Shares Outstanding, Diluted [Shares]	2,560,095	2,723,866
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 2	$ 2

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Pension Plans Defined Benefit [Member]	Jun. 30, 2011 Pension Plans Defined Benefit [Member]	Jun. 30, 2012 Other Postretirement Benefit Plans Defined Benefit [Member]	Jun. 30, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 4	$ 3	$ 22	$ 1
Interest Cost			10	11	7	7
Expected Return on plan assets			(14)	(14)	0	0
Net periodic benefit costs			0	0	29	8
Actual contribution for the six months ended June 30, 2012	4
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Expected contribution for 2012		$ 5

Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 number	Jun. 30, 2011	Dec. 31, 2011
Available For Sale Securities Continuous Unrealized Loss Position Abstract
Aggregate fair value of investments with unrealized losses (less than 12 months)	$ 5		$ 8
Aggregate fair value of investments with unrealized losses (more than 12 months)	0		0
Aggregate fair value of investments with unrealized losses (Total)	5		8
Aggregate unrealized losses (less than 12 months)	(2)		(3)
Aggregate unrealized losses (more than 12 months)	(2)		0
Aggregate unrealized losses (Total)	(4)		(3)
Available For Sale Securities Noncurrent [Abstract]
Cost	52		51
Gross unrealized gains	24		34
Gross unrealized losses	(4)		(3)
Fair value (net carrying value)	72		82
Number Of Investments	4
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
Held To Maturity Securities Debt Maturities After Three Through Seven Years Net Carrying Amount	8
Held To Maturity Securities Debt Maturities Within One Year Net Carrying Amount	87
Marketable debt securities - held to maturity	8		8
Restricted cash	24		23
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Notes And Loans Receivable Net Noncurrent	89		29
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	72		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Cost Method Investments	9		9
Investment in non-marketable debt securities - held to maturity	87		85
Restricted cash	24		23
Other non-current assets	117		101
Other long-term assets	1,146		1,001
Held To Maturity Securities Fair Value	11		11
Held-to-maturity Securities, Unrecognized Holding Gain	3		3
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	827		691
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	1	2
South Africa [Member] | Village Main Reef Limited [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	0	2
South Africa [Member] | First Uranium Corporation [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments recognized	1	0
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	5		5
Investments In Unlisted Associates [Member] | Orpheo (Pty) Ltd [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment, Tax Effect		0
Equity Method Investment, Other than Temporary Impairment		2
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	19		15
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 803		$ 671

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Maturity Value of Capital Expenditure Cash Flow Hedge Losses	$ 3
Gain/(loss) on non-hedge derivatives	(67)	(88)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	180	180
Non-hedge derivative (gain)/loss and movement on bonds	180	180
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(26)		(93)
Derivative Assets Current	0		0
Derivative Liabilities, Noncurrent	(26)		(93)
Derivative Liabilities	(26)		(93)
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Reclassification adjustments - after tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Net Cumulative Loss In Respect Of Cash Flow Hedges, net of tax	(2)	(2)	(2)	(2)
Changes in fair value and other movements recognized - after tax	0	0
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	296
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	987	839	1,112	586
Short-term debt	(30)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,875)		(1,715)
Long-term debt at fair value	(645)		(758)
Investment in marketable equity securites - available for sale	72		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	87		85
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	987		1,112
Restricted cash	56		58
Short-term debt	(30)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,875)		(1,715)
Long-term debt at fair value	(645)		(758)
Derivatives	26		93
Investment in marketable equity securites - available for sale	72		82
Investment in marketable debt securities - held to maturity	8		8
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	87		85
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	987		1,112
Restricted cash	56		58
Short-term debt	(30)		(30)
Short-term debt at fair value	(2)		(2)
Long-term debt	(1,993)		(1,857)
Long-term debt at fair value	(645)		(758)
Derivatives	26		93
Investment in marketable equity securites - available for sale	72		82
Investment in marketable debt securities - held to maturity	11		11
Investment in non-marketable assets - held to maturity	2		2
Investment in non-marketable debt securities - held to maturity	87		85
Capital Additions [Member]
Other Comprehensive Income, Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Accumulated other comprehensive income as of January 1	(3)	(3)
Changes in fair value and other movements recognized - before tax	0	0
Reclassification adjustments - before tax	0	0
Accumulated other comprehensive income as of September 30	(3)	(3)
Option [Member] | Convertible Debt [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(25)		(92)
Derivative Liabilities, Noncurrent	(25)		(92)
Embedded Derivatives [Member] | Derivative Liabilities, Noncurrent [Member]
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Nonhedge accounted liabilities	(1)		(1)
Derivative Liabilities, Noncurrent	(1)		(1)
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Option [Member] | Convertible Debt [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	67	88
Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] | Fair Value Adjustments On Hedges And Derivative Contracts [Member] | Mandatory Convertible Bonds [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Unrealized	$ 113	$ 92

Commitments and Contingencies (Details) In Millions, unless otherwise specified	6 Months Ended			6 Months Ended		6 Months Ended					6 Months Ended							6 Months Ended							6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Rated Bonds [Member] USD ($)	Jun. 30, 2012 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Jun. 30, 2012 Mandatory Convertible Bonds [Member] USD ($)	Jun. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Jun. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Jun. 30, 2012 Ten Year Unsecured Notes [Member] USD ($)	Jun. 30, 2012 Thirty Year Unsecured Notes [Member] USD ($)	Jun. 30, 2012 Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Jun. 30, 2012 Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Jun. 30, 2012 South Africa [Member] USD ($)	Jun. 30, 2012 Brazil [Member]	Jun. 30, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Jun. 30, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Jun. 30, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Jun. 30, 2012 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] USD ($)	Jun. 30, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Jun. 30, 2012 Ghana [Member] USD ($)	Jun. 30, 2012 Boddington Gold Mine [Member] USD ($)	Jun. 30, 2012 Tau Lekoa Gold Mine [Member] USD ($) Oz	Jun. 30, 2012 Tau Lekoa Gold Mine [Member]	Jun. 30, 2012 Kinross Gold Corporation [Member] USD ($)	Jun. 30, 2012 Kinross Gold Corporation [Member] BRL	Jun. 30, 2012 Kinross Gold Corporation [Member] Property Sales Tax Indemnity [Member] USD ($)	Jun. 30, 2012 Oro Group [Member] USD ($)	Jun. 30, 2012 Oro Group [Member] ZAR	Jun. 30, 2012 Anglo Gold Ashanti United States Of America [Member] USD ($)	Jun. 30, 2012 Anglo Gold Ashanti [Member] USD ($)	Jun. 30, 2012 Anglo Gold Ashanti Iduapriem [Member] USD ($)	Jun. 30, 2012 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Jun. 30, 2012 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 491
Authorized by the directors but not yet contracted for	3,754
Total Capital Expenditure Commitments	4,245
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	3,201
Financial Guarantees [Line Items]
Financial Guarantees Surety																															12	100
Financial Guarantees Reclamation Bonds																																	101
Financial Guarantees, Environmental Bonds																																					50
Financial Guarantees Environmental Guarantees																																		164	32	10
Gain Contingency [Line Items]
Contingent Assets, Maximum Indemnity Amount																												126	255
Equity Interest Acquired [Percentage]																												50.00%	50.00%
Contingent Assets, Indemnity																												(96)		(2)
Contingent Assets Royalty																									0	0
Royalties received in cash during the six months ended June 30, 2012	17	58																								3
Total royalties received to date																									56
Contingent Assets Rate Payable [Dollar Per Ounce]																									600
Contingent Assets Maximum Royalty Cap																									100
Contingent Assets Royalty On Further Production Receivable [Ounces]																										1.5	1.5
Contingent Assets Ounces Produced (Ounces)																										246,096	246,096
Contingent Assets Maximum Gold Price Before Royalty Entitlement [ZAR Per Kilogram]																										180,000	180,000
Contingent Assets Royalty Payment Rate [Percent]																										3.00%	3.00%
Royalty Revenue Received Collection Period (number of days)																									forty five days
Hedging Guarantees [Line Items]
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Deep Groundwater Pollution																	0
Contingent Liabilities, Gold Deliveries Sales Tax [Percent]																		12.00%
Contingent Liabilities Gold Deliveries Sales Tax																170			105	65
Contingent Liabilities Other Tax Disputes															32	18					18	20	12
Contingent Liabilities Indirect Taxes																								18
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure				100			1,012	736		791	51
Line Of Credit Facility Maximum Borrowing Capacity					1,000	1,000						600
Line Of Credit Facility Revolving Credit Facility Period (Years)				four year		five year					four year	four year
Debt Instrument Face Amount	$ 1,000		$ 1,000						$ 732.5	$ 789			$ 700	$ 300
Debt Instrument Interest Rate Stated Percentage									3.50%	6.00%			5.38%	6.50%

Recent Developments (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Acquisition [Member] First Uranium Corporation [Member]	Jun. 30, 2011 Acquisition [Member] First Uranium Corporation [Member] Oz	Jun. 30, 2012 Four Year Syndicated Revolving Credit Facility [Member]	Jun. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member]	Jun. 30, 2012 Corporate Bond Securities [Member]
Unsecured Revolving Credit Facility [Abstract]
Line of Credit Facility, Initiation Date						20 July 2012
Line of Credit Facility, Expiration Date					April 2014
Line of Credit Facility, Revolving Credit, Description					four-year	five-year
Line Of Credit Facility Maximum Borrowing Capacity					$ 1,000	$ 1,000
Issuance Of Bonds [Abstract]
Debt Instrument Face Amount	1,000	1,000					750
Long-term debt duration (years)							10-year
Debt Instrument Interest Rate Stated Percentage [Percent]							5.13%
Debt Instrument Issue Price Percent							99.40%
Debt Instrument, Offering Date							30 July 2012
Proceeds from Issuance of Unsecured Debt							738
Business Acquisition, Cost of Acquired Entity, Cash Paid			$ 335
Business Acquisition, Date of Acquisition Agreement			20 July 2012
Pre-existing Customer Gold Sales (Percent)				25.00%
Pre-existing Customer Gold Sales Cap (Ounces)				312,500

Declaration of Dividends (Details)	6 Months Ended		12 Months Ended		6 Months Ended																	12 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Common stock [Member] Final Dividend Prior Year [Member]	Dec. 31, 2011 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2011 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Jun. 30, 2012 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Jun. 30, 2012 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Jun. 30, 2012 Common stock [Member] Interim Dividend Two Current Year [Member] USD ($)	Jun. 30, 2012 Common stock [Member] Interim Dividend Two Current Year [Member] ZAR	Jun. 30, 2012 Common stock [Member] C D Is [Member]	Jun. 30, 2012 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Jun. 30, 2012 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Jun. 30, 2012 Common stock [Member] C D Is [Member] Interim Dividend Two Current Year [Member]	Jun. 30, 2012 Common stock [Member] G H Ds [Member]	Jun. 30, 2012 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Jun. 30, 2012 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Jun. 30, 2012 Common stock [Member] G H Ds [Member] Interim Dividend Two Current Year [Member]	Jun. 30, 2012 Common stock [Member] ADSs [Member]	Jun. 30, 2012 Common stock [Member] ADSs [Member] Final Dividend Prior Year [Member]	Jun. 30, 2012 Common stock [Member] ADSs [Member] Interim Dividend One Current Year [Member]	Jun. 30, 2012 Common stock [Member] ADSs [Member] Interim Dividend Two Current Year [Member]	Jun. 30, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member]	Dec. 31, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2011 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Jun. 30, 2012 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Jun. 30, 2012 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR	Jun. 30, 2012 E Ordinary Shares [Member] Interim Dividend Two Current Year [Member] USD ($)	Jun. 30, 2012 E Ordinary Shares [Member] Interim Dividend Two Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date		Feb 14, 2012			May 8, 2012	May 8, 2012	Aug 3, 2012	Aug 3, 2012													Feb 14, 2012			May 8, 2012	May 8, 2012	Aug 3, 2012	Aug 3, 2012
Record date		Mar 9, 2012			Jun 1, 2012	Jun 1, 2012	Aug 31, 2012	Aug 31, 2012													Mar 9, 2012			Jun 1, 2012	Jun 1, 2012	Aug 31, 2012	Aug 31, 2012
Dividend withholding tax rate [Percent]	15.00%
Dividends Payable, Date to be Paid, Day, Month and Year		Mar 16, 2012			Jun 8, 2012	Jun 8, 2012	Sep 14, 2012	Sep 14, 2012		Mar 16, 2012	Jun 8, 2012	Sep 14, 2012		Mar 19, 2012	Jun 11, 2012	Sep 17, 2012		Mar 26, 2012	Jun 18, 2012	Sep 24, 2012	Mar 16, 2012			Jun 8, 2012	Jun 8, 2012	Sep 14, 2012	Sep 14, 2012
Common Stock, Dividends, Per Share, Declared [in currency per share]			$ 0.26401	2	$ 0.11806	1	$ 0.12	1														$ 0.13201	1	$ 0.05903	0.5	$ 0.06	0.5
Common Stock, Dividends, Per Share, Net of Withholding Tax [in currency per share]			$ 0.26401	2	$ 0.10035	0.85	$ 0.102	0.85														$ 0.13201	1	$ 0.05018	0.425	$ 0.051	0.425
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)													100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)									0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)																	1

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended									6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 1 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 2 [Member]	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member] Fair Value Inputs Level 3 [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 1 [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 2 [Member]	Jun. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Fair Value Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash And Cash Equivalents						$ 987	$ 987	$ 0	$ 0
Marketable Equity Securities						72	72	0	0
Mandatory convertible bonds						(647)	(647)	0	0
Embedded Derivatives						(1)	0	(1)	0
Option Component Of Convertible Bonds						(25)	0	(25)	0
Long-Lived Assets to be Abandoned, Fair Value of Asset											0	0	0	0
(Losses) Gains on Sales of Assets and Asset Impairment Charges										(1)
Impairment of assets	1	11								1
Debt Instrument Convertible Inputs Of Conversion Feature [Abstract]
Market quoted bond price (percent)				106.10%
Fair value of bond excluding conversion feature (percent)				102.71%
Fair value of conversion feature (percent)				3.39%
Total issued bond value ($ million)	$ 1,000		$ 1,000	$ 732.5	$ 732.5

Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales and other income	$ 3,361	$ 3,020
Product sales	3,325	2,998
Interest, dividends and other	36	22
Costs and expenses	2,227	2,041
Production costs	1,543	1,410
Exploration costs	163	120
Related Party Transactions	(9)	(5)
General and administrative expenses/(recoveries)	140	136
Royalties paid	93	87
Market development costs	4	4
Depreciation, depletion and amortization	385	387
Impairment of assets	1	11
Interest expense	90	91
Accretion expense	16	14
Employment severance costs	6	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(25)	(41)
Non-hedge derivative (gain)/loss and movement on bonds	(180)	(180)
Income/(loss) before income tax provision	1,134	979
Taxation expense	(439)	(284)
Equity income in associates	19	28
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	714	723
Preferred Stock Dividends	0	0
Net income/(loss)	714	723
Less: Net income attributable to noncontrolling interests	(13)	(20)
Net income/(loss) - attributable to AngloGold Ashanti	701	703
Comprehensive income	669	669
Comprehensive income attributable to noncontrolling interests	(11)	(18)
Comprehensive income attributable to AngloGold Ashanti	658	651
ASSETS
Current Assets	2,667		2,631
Cash and cash equivalents	987	839	1,112	586
Restricted cash	32		35
Receivables, inter-group balances and other current assets	1,648		1,484
Property, plant and equipment, net	6,390		6,123
Acquired properties, net	770		779
Goodwill	181		182
Other intangibles, net	56		31
Inventory, Noncurrent	31		31
Materials on the leach pad	438		393
Other long-term assets and deferred taxation assets	1,150		1,015
Total assets	11,683		11,185
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	953		919
Other non-current liabilities	65		63
Long Term Debt	2,520		2,473
Derivatives	26		93
Deferred taxation liabilities	1,363		1,242
Provision for environmental rehabilitation	671		653
Other accrued liabilities	33		35
Provision for pension and other post-retirement medical benefits	206		185
Commitments and contingencies	0		0
Equity	5,846	5,249	5,522	4,589
Stock issued	13		13
Additional paid in capital	8,774		8,740
Accumulated (deficit)/profit	(2,163)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(839)		(796)
Total AngloGold Ashanti stockholders' equity	5,785		5,382
Noncontrolling interests	61		140
Total liabilities and equity	11,683		11,185
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	1,135	1,285
Product sales	1,063	1,214
Interest, dividends and other	72	71
Costs and expenses	854	1,441
Production costs	542	536
Exploration costs	12	8
Related Party Transactions	(9)	(5)
General and administrative expenses/(recoveries)	112	109
Royalties paid	22	33
Market development costs	2	2
Depreciation, depletion and amortization	157	188
Impairment of assets	0	10
Interest expense	2	4
Accretion expense	6	6
Employment severance costs	4	5
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	4	545
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	281	(156)
Taxation expense	(84)	(134)
Equity income in associates	15	22
Equity income/(loss) in subsidiaries	518	1,002
Income/(loss) from continuing operations	730	734
Preferred Stock Dividends	(29)	(31)
Net income/(loss)	701	703
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	701	703
Comprehensive income	658	651
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	658	651
ASSETS
Current Assets	1,153		833
Cash and cash equivalents	521	442	388	152
Restricted cash	1		1
Receivables, inter-group balances and other current assets	631		444
Property, plant and equipment, net	1,982		1,940
Acquired properties, net	160		167
Goodwill	0		0
Other intangibles, net	27		9
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,597		4,362
Total assets	7,919		7,311
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,057		889
Other non-current liabilities	51		49
Long Term Debt	32		33
Derivatives	0		0
Deferred taxation liabilities	651		641
Provision for environmental rehabilitation	151		147
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	192		170
Commitments and contingencies	0		0
Equity	5,785		5,382
Stock issued	13		13
Additional paid in capital	8,774		8,740
Accumulated (deficit)/profit	(2,163)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(839)		(796)
Total AngloGold Ashanti stockholders' equity	5,785		5,382
Noncontrolling interests	0		0
Total liabilities and equity	7,919		7,311
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	0
Product sales	0	0
Interest, dividends and other	0	0
Costs and expenses	17	60
Production costs	0	0
Exploration costs	5	9
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(2)	17
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	34	34
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(20)	0
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(17)	(60)
Taxation expense	(2)	(1)
Equity income in associates	4	6
Equity income/(loss) in subsidiaries	331	359
Income/(loss) from continuing operations	316	304
Preferred Stock Dividends	0	0
Net income/(loss)	316	304
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	316	304
Comprehensive income	313	304
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	313	304
ASSETS
Current Assets	2,553		2,469
Cash and cash equivalents	106	183	458	114
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,447		2,011
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,318		3,558
Total assets	6,871		6,027
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,551		1,550
Other non-current liabilities	0		0
Long Term Debt	1,094		994
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	4,226		3,483
Stock issued	5,088		5,269
Additional paid in capital	501		435
Accumulated (deficit)/profit	(1,359)		(2,220)
Accumulated Other Comprehensive Income And Reserves	(4)		(1)
Total AngloGold Ashanti stockholders' equity	4,226		3,483
Noncontrolling interests	0		0
Total liabilities and equity	6,871		6,027
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	2,316	1,826
Product sales	2,262	1,784
Interest, dividends and other	54	42
Costs and expenses	1,354	(19)
Production costs	1,001	874
Exploration costs	146	103
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	33	13
Royalties paid	71	54
Market development costs	2	2
Depreciation, depletion and amortization	228	199
Impairment of assets	1	1
Interest expense	54	53
Accretion expense	10	8
Employment severance costs	2	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(14)	(1,148)
Non-hedge derivative (gain)/loss and movement on bonds	(180)	(180)
Income/(loss) before income tax provision	962	1,845
Taxation expense	(353)	(149)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	609	1,696
Preferred Stock Dividends	(29)	(31)
Net income/(loss)	580	1,665
Less: Net income attributable to noncontrolling interests	(13)	(20)
Net income/(loss) - attributable to AngloGold Ashanti	567	1,645
Comprehensive income	561	1,669
Comprehensive income attributable to noncontrolling interests	(11)	(18)
Comprehensive income attributable to AngloGold Ashanti	550	1,651
ASSETS
Current Assets	3,733		3,486
Cash and cash equivalents	360	214	266	320
Restricted cash	31		34
Receivables, inter-group balances and other current assets	3,342		3,186
Property, plant and equipment, net	4,408		4,183
Acquired properties, net	610		612
Goodwill	197		198
Other intangibles, net	29		22
Inventory, Noncurrent	31		31
Materials on the leach pad	438		393
Other long-term assets and deferred taxation assets	877		815
Total assets	10,323		9,740
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	3,400		2,992
Other non-current liabilities	44		46
Long Term Debt	1,394		1,446
Derivatives	26		93
Deferred taxation liabilities	708		596
Provision for environmental rehabilitation	520		506
Other accrued liabilities	33		35
Provision for pension and other post-retirement medical benefits	14		15
Commitments and contingencies	0		0
Equity	4,184		4,011
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(1,116)		(3,521)
Accumulated Other Comprehensive Income And Reserves	4,124		6,277
Total AngloGold Ashanti stockholders' equity	4,124		3,872
Noncontrolling interests	60		139
Total liabilities and equity	10,323		9,740
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(90)	(91)
Product sales	0	0
Interest, dividends and other	(90)	(91)
Costs and expenses	2	559
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(3)	(3)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	5	562
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(92)	(650)
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(849)	(1,361)
Income/(loss) from continuing operations	(941)	(2,011)
Preferred Stock Dividends	58	62
Net income/(loss)	(883)	(1,949)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(883)	(1,949)
Comprehensive income	(863)	(1,955)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(863)	(1,955)
ASSETS
Current Assets	(4,772)		(4,157)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,772)		(4,157)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(16)		(16)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(8,642)		(7,720)
Total assets	(13,430)		(11,893)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(5,055)		(4,512)
Other non-current liabilities	(30)		(32)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	4		5
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(8,349)		(7,354)
Stock issued	(5,985)		(6,166)
Additional paid in capital	(720)		(654)
Accumulated (deficit)/profit	2,475		5,741
Accumulated Other Comprehensive Income And Reserves	(4,120)		(6,276)
Total AngloGold Ashanti stockholders' equity	(8,350)		(7,355)
Noncontrolling interests	1		1
Total liabilities and equity	$ (13,430)		$ (11,893)

Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 991	$ 1,091
Net income/(loss)	714	723
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	3	10
Depreciation, depletion and amortization	385	387
Impairment of assets	1	11
Deferred taxation	135	166
Other non cash items	(114)	(143)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	16	48
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(94)	(82)
Inventories	(112)	(102)
Accounts payable and other current liabilities	57	73
Net cash (used)/generated in investing activities	(874)	(633)
Increase in non-current investments	(173)	(113)
Net associates and equity accounted joint ventures loans advanced	(62)
Additions to property, plant and equipment	(686)	(556)
Interest capitalized and paid	(4)	0
Expenditure on intangible assets	(28)	0
Proceeds on sale of mining assets	2	8
Proceeds on sale of investments	75	42
Proceeds on disposal of subsidiary	0	9
Cash of subsidiary disposed	0	(11)
Loans receivable repaid	0	1
Change in restricted cash	2	(13)
Net cash generated/(used) by financing activities	(248)	(202)
Repayments of debt	(8)	(155)
Issuance of stock	1	1
Proceeds from debt	150	6
Debt issue costs	(8)	0
Acquisition of noncontrolling interests	(220)	0
Dividends (Paid)/Received	(163)	(54)
Net increase/(decrease) in cash and cash equivalents	(131)	256
Effect of exchange rate changes on cash	6	(3)
Cash and cash equivalents - January 1,	1,112	586
Cash and cash equivalents - June 30,	987	839
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	544	661
Net income/(loss)	701	703
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	545
Depreciation, depletion and amortization	157	188
Impairment of assets	0	10
Deferred taxation	13	124
Other non cash items	(740)	(1,100)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	1	1
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	394	78
Receivables	(29)	23
Inventories	(15)	13
Accounts payable and other current liabilities	55	76
Net cash (used)/generated in investing activities	(246)	(197)
Increase in non-current investments	0	(1)
Net associates and equity accounted joint ventures loans advanced	0
Additions to property, plant and equipment	(227)	(211)
Interest capitalized and paid	0
Expenditure on intangible assets	(19)
Proceeds on sale of mining assets	0	5
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		9
Cash of subsidiary disposed		0
Loans receivable repaid		1
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	(175)	(172)
Repayments of debt	0	(99)
Issuance of stock	1	1
Proceeds from debt	0	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	(176)	(74)
Net increase/(decrease) in cash and cash equivalents	123	292
Effect of exchange rate changes on cash	10	(2)
Cash and cash equivalents - January 1,	388	152
Cash and cash equivalents - June 30,	521	442
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(477)	(15)
Net income/(loss)	316	304
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(20)	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	(333)	(367)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(441)	47
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	1	1
Net cash (used)/generated in investing activities	(83)	(48)
Increase in non-current investments	(103)	(48)
Net associates and equity accounted joint ventures loans advanced	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	20	0
Proceeds on disposal of subsidiary		0
Cash of subsidiary disposed		0
Loans receivable repaid		0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	208	132
Repayments of debt	0	(50)
Issuance of stock	(115)	77
Proceeds from debt	100	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	223	105
Net increase/(decrease) in cash and cash equivalents	(352)	69
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	458	114
Cash and cash equivalents - June 30,	106	183
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	982	507
Net income/(loss)	580	1,665
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	11	(1,097)
Depreciation, depletion and amortization	228	199
Impairment of assets	1	1
Deferred taxation	122	42
Other non cash items	139	(1)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	15	47
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	47	(125)
Receivables	(65)	(105)
Inventories	(97)	(115)
Accounts payable and other current liabilities	1	(4)
Net cash (used)/generated in investing activities	(545)	(388)
Increase in non-current investments	(70)	(64)
Net associates and equity accounted joint ventures loans advanced	(62)
Additions to property, plant and equipment	(459)	(345)
Interest capitalized and paid	(4)
Expenditure on intangible assets	(9)
Proceeds on sale of mining assets	2	3
Proceeds on sale of investments	55	42
Proceeds on disposal of subsidiary		0
Cash of subsidiary disposed		(11)
Loans receivable repaid		0
Change in restricted cash	2	(13)
Net cash generated/(used) by financing activities	(339)	(224)
Repayments of debt	(8)	(6)
Issuance of stock	115	(77)
Proceeds from debt	50	6
Debt issue costs	(8)
Acquisition of noncontrolling interests	(220)
Dividends (Paid)/Received	(268)	(147)
Net increase/(decrease) in cash and cash equivalents	98	(105)
Effect of exchange rate changes on cash	(4)	(1)
Cash and cash equivalents - January 1,	266	320
Cash and cash equivalents - June 30,	360	214
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(58)	(62)
Net income/(loss)	(883)	(1,949)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	5	562
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Deferred taxation	0	0
Other non cash items	820	1,325
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced	0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0
Expenditure on intangible assets	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary		0
Cash of subsidiary disposed		0
Loans receivable repaid		0
Change in restricted cash	0	0
Net cash generated/(used) by financing activities	58	62
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0	0
Debt issue costs	0
Acquisition of noncontrolling interests	0
Dividends (Paid)/Received	58	62
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - June 30,	$ 0	$ 0